Item 1. Schedule of Investments:

The George Putnam Fund of Boston

The fund's portfolio
10/31/05 (Unaudited)

COMMON STOCKS (59.4%)(a)

	Shares	Value

Banking (1.7%)

PNC Financial Services Group	175,600	$10,660,676
State Street Corp.	82,300	4,545,429
U.S. Bancorp	2,406,400	71,181,312

		86,387,417

Basic Materials (1.5%)

Alcoa, Inc.	452,600	10,993,654
Crown Holdings, Inc. (NON)	251,100	4,072,842
Dow Chemical Co. (The)	302,900	13,890,994
Huntsman Corp. (NON) (S)	164,100	3,262,308
PPG Industries, Inc.	233,000	13,973,010
United States Steel Corp. (S)	216,600	7,912,398
Weyerhaeuser Co.	306,200	19,394,708

		73,499,914

Capital Goods (2.5%)

Autoliv, Inc. (Sweden)	144,500	6,207,720
Boeing Co. (The)	195,800	12,656,512
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	734,600	27,760,534
Lockheed Martin Corp.	817,200	49,489,632
Owens-Illinois, Inc. (NON)	125,600	2,391,424
Parker-Hannifin Corp.	385,702	24,175,801
Waste Management, Inc.	141,600	4,178,616

		126,860,239

Communication Services (1.6%)

Sprint Nextel Corp.	1,886,627	43,977,275
Verizon Communications, Inc.	1,161,200	36,589,412

		80,566,687

Conglomerates (1.9%)

3M Co.	62,700	4,763,946
General Electric Co.	543,900	18,443,649
Honeywell International, Inc.	447,100	15,290,820
Tyco International, Ltd.	2,063,750	54,462,363

		92,960,778

Consumer Cyclicals (5.8%)

American Eagle Outfitters, Inc.	188,700	4,443,885
Best Buy Co., Inc.	201,400	8,913,964

Brunswick Corp.	481,900	18,374,847
Cendant Corp.	1,628,704	28,372,024
Lennar Corp. (S)	277,900	15,445,682
Lowe's Cos., Inc.	174,500	10,604,365
Masco Corp.	1,593,100	45,403,350
McGraw-Hill Companies, Inc. (The)	165,100	8,079,994
NVR, Inc. (NON)	6,275	4,301,513
Office Depot, Inc. (NON)	897,300	24,702,669
R. R. Donnelley & Sons Co. (S)	408,000	14,288,160
Royal Caribbean Cruises, Ltd.	228,600	9,473,184
Sears Holdings Corp. (NON)	50,537	6,077,074
Sherwin Williams Co.	486,300	20,692,065
TJX Cos., Inc. (The)	385,600	8,301,968
Viacom, Inc. Class B	111,900	3,465,543
Vulcan Materials Co.	132,800	8,632,000
Walt Disney Co. (The)	1,081,300	26,351,281
Whirlpool Corp. (S)	309,000	24,256,500

		290,180,068

Consumer Finance (1.1%)

Capital One Financial Corp. (S)	401,600	30,662,160
Countrywide Financial Corp.	805,200	25,581,204

		56,243,364

Consumer Staples (5.5%)

Altria Group, Inc.	1,041,700	78,179,585
Archer Daniels Midland Co.	197,700	4,817,949
Coca-Cola Co. (The)	202,400	8,658,672
Coca-Cola Enterprises, Inc.	616,100	11,644,290
Comcast Corp. Class A (NON) (S)	1,011,800	28,158,394
Estee Lauder Cos., Inc. (The) Class A	276,300	9,164,871
General Mills, Inc. (S)	458,300	22,117,558
Loews Corp. - Carolina Group	301,400	12,402,610
McDonald's Corp.	1,089,700	34,434,520
Pilgrim's Pride Corp. (S)	200,100	6,299,148
Procter & Gamble Co. (The)	451,300	25,268,287
Rite Aid Corp. (NON) (S)	3,376,100	11,816,350
Supervalu, Inc.	768,200	24,144,526

		277,106,760

Energy (7.7%)

Amerada Hess Corp.	268,100	33,539,310
Burlington Resources, Inc.	328,300	23,709,826
Chevron Corp.	1,624,500	92,710,215
Devon Energy Corp.	114,500	6,913,510
EOG Resources, Inc.	51,300	3,477,114
Exxon Mobil Corp.	2,185,900	122,716,426
Marathon Oil Corp.	647,600	38,959,616
Occidental Petroleum Corp.	265,600	20,950,528
Pride International, Inc. (NON)	447,900	12,572,553
Sunoco, Inc.	151,700	11,301,650
Valero Energy Corp.	138,300	14,554,692
Weatherford International, Ltd. (NON)	92,000	5,759,200

		387,164,640

Financial (8.8%)

Bank of America Corp.	2,919,800	127,712,052
Citigroup, Inc. (SEG)	2,807,700	128,536,506
Fannie Mae	427,400	20,310,048
Freddie Mac	946,940	58,094,769
Goldman Sachs Group, Inc. (The)	94,300	11,916,691
Hartford Financial Services Group, Inc. (The)	196,800	15,694,800
Lehman Brothers Holdings, Inc.	199,970	23,930,410
MetLife, Inc.	384,400	18,993,204
PMI Group, Inc. (The) (S)	394,600	15,736,648
Wachovia Corp.	378,900	19,142,028

		440,067,156

Health Care (6.9%)

Abbott Laboratories	144,600	6,225,030
AmerisourceBergen Corp. (S)	189,000	14,415,030
Barr Pharmaceuticals, Inc. (NON)	120,800	6,939,960
Baxter International, Inc.	318,200	12,164,786
Becton, Dickinson and Co.	305,200	15,488,900
Boston Scientific Corp. (NON)	796,300	20,003,056
Cardinal Health, Inc.	550,400	34,405,504
CIGNA Corp.	317,400	36,777,138
HCA, Inc.	352,600	16,991,794
Johnson & Johnson	799,700	50,077,214
Lincare Holdings, Inc. (NON)	97,000	3,962,450
PerkinElmer, Inc.	286,500	6,323,055
Pfizer, Inc.	4,217,700	91,692,798
Watson Pharmaceuticals, Inc. (NON)	160,300	5,539,968
Wyeth	610,900	27,221,704

		348,228,387

Insurance (4.3%)

ACE, Ltd. (Bermuda)	1,124,500	58,586,450
American International Group, Inc.	470,250	30,472,200
Axis Capital Holdings, Ltd. (Bermuda)	417,240	10,819,033
Chubb Corp. (The) (S)	386,463	35,929,465
Endurance Specialty Holdings, Ltd. (Bermuda)	217,400	7,208,984
Everest Re Group, Ltd. (Barbados)	397,800	39,561,210
Prudential Financial, Inc.	204,000	14,849,160
St. Paul Travelers Cos., Inc. (The)	179,900	8,100,897
W.R. Berkley Corp.	276,350	12,076,495

		217,603,894

Investment Banking/Brokerage (0.4%)

Morgan Stanley	358,300	19,495,103

Technology (6.4%)

Avnet, Inc. (NON) (S)	290,100	6,686,805
Cisco Systems, Inc. (NON)	1,107,700	19,329,365
Dell, Inc. (NON)	642,600	20,486,088
Fiserv, Inc. (NON)	185,100	8,085,168
Hewlett-Packard Co.	2,152,100	60,344,884
IBM Corp.	559,700	45,828,236
Intel Corp.	2,301,300	54,080,550
Lam Research Corp. (NON)	149,700	5,050,878
Microsoft Corp.	1,310,800	33,687,560

Motorola, Inc.	934,400	20,706,304
Oracle Corp. (NON)	2,465,900	31,267,612
Xerox Corp. (NON) (S)	1,077,048	14,615,541

		320,168,991

Transportation (0.7%)

Norfolk Southern Corp.	626,400	25,181,280
Yellow Roadway Corp. (NON)	200,700	9,121,815

		34,303,095

Utilities & Power (2.6%)

Alliant Energy Corp.	209,600	5,543,920
Constellation Energy Group, Inc.	153,300	8,400,840
Dominion Resources, Inc.	186,650	14,200,332
DPL, Inc.	216,100	5,568,897
Entergy Corp.	240,200	16,986,944
Exelon Corp.	510,500	26,561,315
PG&E Corp. (S)	861,850	31,354,103
Public Service Enterprise Group, Inc. (S)	112,700	7,087,703
Sempra Energy	235,000	10,410,500
Wisconsin Energy Corp.	128,800	4,872,504

		130,987,058

Total common stocks (cost $2,479,133,699)		$2,981,823,551

COLLATERALIZED MORTGAGE OBLIGATIONS (13.6%)(a)

	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1, Class H, 7s,
2029	$664,000	$672,566
Asset Securitization Corp. Ser. 96-MD6, Class A7, 8.007s, 2029	1,858,000	1,974,722
Banc of America Commercial Mortgage, Inc. Ser. 01-1, Class G, 7.324s,
2036	950,000	1,024,484
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	715,000	724,717
Ser. 05-1, Class XW, Interest Only (IO), 0.161s, 2042	279,472,456	1,501,326
Ser. 05-4, Class XC, IO, 0.045s, 2045	83,607,000	612,756
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 4.92s, 2018	142,000	142,993
FRB Ser. 04-BBA4, Class G, 4.67s, 2018	227,000	228,225
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 6.89s, 2014	427,000	427,646
FRN Ser. 02-FL2A, Class K1, 6.39s, 2014	148,000	148,340
FRB Ser. 05-BOCA, Class M, 6.07s, 2016	956,000	957,962
FRB Ser. 05-ESHA, Class K, 5.746, 2020	1,660,000	1,660,000
FRB Ser. 05-BOCA, Class L, 5.67s, 2016	456,000	457,074
FRB Ser. 05-BOCA, Class K, 5.32s, 2016	470,000	470,964
FRB Ser. 05-BOCA, Class J, 5.07s, 2016	200,000	200,493
FRB Ser. 05-BOCA, Class H, 4.92s, 2016	200,000	201,240
FRB Ser. 05-ESHA, Class G, 4.826s, 2020	1,024,000	1,024,000
Ser. 03-BBA2, Class X1A, IO, 0.513s, 2015	46,423,290	140,245
Banc of America Structured Security Trust 144A Ser. 02-X1, Class A3,
5.436s, 2033	1,930,000	1,939,198
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 4.338s, 2035	2,076,458	2,073,966
Ser. 05-3A, IO, 0.775s, 2035	22,403,000	1,842,369
Ser. 05-1A, IO, 0.775s, 2035	8,513,961	637,217
Ser. 04-3, IO, 0.775s, 2035	6,949,489	526,369

Ser. 04-2, IO, 0.72s, 2034	10,835,668	853,309
Bear Stearns Commercial Mortgage Securities, Inc. Ser. 05-PWR9, Class
X1, IO, 0.046s, 2042	41,850,000	403,769
Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2,
Class F, 8.456s, 2032	456,000	520,634
Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class A2,
7.319s, 2032	553,000	599,108
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	4,600,000	4,784,463
Ser. 98-1, Class G, 6.56s, 2030	1,171,000	1,220,769
Ser. 98-1, Class H, 6.34s, 2030	1,761,000	1,492,998
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3, Class XC, IO,
0.06s, 2043	119,222,689	1,248,113
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, Class A3, 6.57s,
2030	4,937,500	5,023,958
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1, Class F, 6.23s,
2031	2,013,000	2,067,508
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 4.47s, 2034	1,590,000	1,610,034
Ser. 05-LP5, Class XC, IO, 0.046s, 2043	74,055,803	777,586
Ser. 05-C6, Class XC, IO, 0.04s, 2044	67,652,021	460,034

Criimi Mae Commercial Mortgage Trust Ser. 98-C1, Class A2, 7s, 2033	9,485,000	9,722,125
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1, Class B, 7s,
2033	3,385,000	3,468,529
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D, 5.612s, 2035	2,903,000	2,835,642
CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F, 7.46s,
2035	1,239,000	1,308,552
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 7.97s, 2014	1,124,000	1,118,135
FRB Ser. 00-FL1A, Class D, 5.72s, 2009	625,493	622,366
FRB Ser. 05-TFLA, Class J, 4.92s, 2020	319,000	318,998
FRB Ser. 04-TF2A, Class J, 4.92s, 2016	313,000	312,998
FRB Ser. 05-TF2A, Class J, 4.87s, 2020	1,237,000	1,236,994
FRB Ser. 05-TFLA, Class H, 4.72s, 2020	319,000	318,999
FRB Ser. 04-TF2A, Class H, 4.67s, 2019	627,000	626,997
Ser. 01-CK1, Class AY, IO, 0.785s, 2035	67,907,000	2,268,094
Ser. 03-C3, Class AX, IO, 0.376s, 2038	29,576,816	1,248,408
Ser. 05-C2, Class AX, IO, 0.075s, 2037	77,127,370	1,199,948
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	2,212,000	2,419,092
Ser. 99-CG2, Class B4, 6.1s, 2032	2,785,000	2,808,371
Ser. 98-CF2, Class B3, 6.04s, 2031	444,188	449,270

DLJ Commercial Mortgage Corp. 144A Ser. 99-CG2, Class B3, 6.1s, 2032	1,752,000	1,772,108
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1, Class A3, 7.76s,
2030	1,000,000	1,028,767
Fannie Mae
IFB Ser. 05-37, Class SU, 13.05s, 2035	3,603,300	4,074,785
IFB Ser. 04-10, Class QC, 12.45s, 2031	2,362,147	2,534,467
Ser. 92-15, Class L, IO, 10.38s, 2022	358	4,112
IFB Ser. 02-36, Class SJ, 10.031s, 2029	631,402	644,944
IFB Ser. 05-57, Class CD, 9.984s, 2035	1,674,860	1,760,061
IFB Ser. 05-74, Class CP, 9.946s, 2035	1,914,206	2,020,405
IFB Ser. 05-76, Class SA, 9.946s, 2034	2,704,060	2,803,772
FRB Ser. 05-104, Class NS, 9.9s, 2035	1,076,000	1,118,536
Ser. 04-T3, Class PT1, 9.878s, 2044	914,989	985,992
IFB Ser. 05-45, Class DA, 9.616s, 2035	3,567,628	3,713,967
IFB Ser. 05-74, Class DM, 9.579s, 2035	4,337,768	4,498,619
IFB Ser. 05-45, Class DC, 9.506s, 2035	2,782,711	2,884,813
Ser. 02-T12, Class A4, 9 1/2s, 2042	333,765	356,609
Ser. 02-T4, Class A4, 9 1/2s, 2041	1,957,741	2,088,608
Ser. 02-T6, Class A3, 9 1/2s, 2041	700,895	746,099
Ser. 03-W6, Class PT1, 9.509s, 2042	395,040	423,186

IFB Ser. 05-74, Class SK, 9.027s, 2035	3,528,183	3,667,298
IFB Ser. 05-74, Class CS, 8.917s, 2035	2,183,038	2,260,438
IFB Ser. 04-79, Class SA, 8.724s, 2032	4,854,813	4,839,174
IFB Ser. 05-57, Class DC, 8.653s, 2034	3,065,018	3,174,753
IFB Ser. 05-95, Class OP, 8.182s, 2035	1,046,000	999,075
IFB Ser. 05-45, Class PC, 8.138s, 2034	1,684,978	1,727,141
IFB Ser. 05-95, Class CP, 8.089s, 2035	371,000	375,164
Ser. 00-42, Class B2, 8s, 2030	110,956	119,274
Ser. 00-17, Class PA, 8s, 2030	550,550	591,534
Ser. 00-18, Class PA, 8s, 2030	517,593	556,095
Ser. 00-19, Class PA, 8s, 2030	538,172	578,240
Ser. 00-20, Class PA, 8s, 2030	302,414	325,318
Ser. 00-21, Class PA, 8s, 2030	902,409	970,112
Ser. 00-22, Class PA, 8s, 2030	664,292	713,723
Ser. 97-37, Class PB, 8s, 2027	1,529,736	1,652,493
Ser. 97-13, Class TA, 8s, 2027	223,763	241,759
Ser. 97-21, Class PA, 8s, 2027	921,406	994,412
Ser. 97-22, Class PA, 8s, 2027	1,736,831	1,875,800
Ser. 97-16, Class PE, 8s, 2027	603,111	651,239
Ser. 97-25, Class PB, 8s, 2027	578,268	624,228
Ser. 95-12, Class PD, 8s, 2025	364,864	393,511
Ser. 95-5, Class A, 8s, 2025	427,285	461,704
Ser. 95-5, Class TA, 8s, 2025	105,324	114,084
Ser. 95-6, Class A, 8s, 2025	280,457	302,996
Ser. 95-7, Class A, 8s, 2025	367,871	397,696
Ser. 94-106, Class PA, 8s, 2024	563,725	609,521
Ser. 94-95, Class A, 8s, 2024	858,323	928,570
Ser. 02-26, Class A2, 7 1/2s, 2048	3,004,426	3,155,719
Ser. 05-W3, Class 1A, 7 1/2s, 2045	4,202,231	4,437,775
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	3,952,245	4,163,873
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	961,207	1,012,812
Ser. 04-W14, Class 2A, 7 1/2s, 2044	441,088	464,563
Ser. 04-W8, Class 3A, 7 1/2s, 2044	4,459,216	4,701,527
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	2,606,054	2,746,435
Ser. 04-W2, Class 5A, 7 1/2s, 2044	6,252,920	6,592,283
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	97,525	102,756
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	3,203,028	3,372,629
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	1,375,650	1,449,202
Ser. 03-W1, Class 2A, 7 1/2s, 2042	711,679	746,030
Ser. 03-W4, Class 4A, 7 1/2s, 2042	438,673	460,272
Ser. 02-T18, Class A4, 7 1/2s, 2042	336,320	353,668
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	1,686,610	1,773,359
Ser. 02-T16, Class A3, 7 1/2s, 2042	3,202,750	3,366,829
Ser. 02-T19, Class A3, 7 1/2s, 2042	1,949,429	2,049,648
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	3,689,312	3,880,413
Ser. 02-W6, Class 2A, 7 1/2s, 2042	3,166,675	3,324,989
Ser. 02-T12, Class A3, 7 1/2s, 2042	552,882	580,340
Ser. 02-W4, Class A5, 7 1/2s, 2042	6,926,579	7,274,710
Ser. 02-W1, Class 2A, 7 1/2s, 2042	3,458,711	3,617,313
Ser. 02-14, Class A2, 7 1/2s, 2042	1,111,152	1,166,449
Ser. 01-T10, Class A2, 7 1/2s, 2041	3,287,957	3,445,888
Ser. 02-T4, Class A3, 7 1/2s, 2041	621,973	652,004
Ser. 02-T6, Class A2, 7 1/2s, 2041	8,269,985	8,660,038
Ser. 01-T12, Class A2, 7 1/2s, 2041	3,074,175	3,223,034
Ser. 01-T8, Class A1, 7 1/2s, 2041	2,872,920	3,007,647
Ser. 01-T7, Class A1, 7 1/2s, 2041	8,092,467	8,463,408
Ser. 01-T3, Class A1, 7 1/2s, 2040	475,900	498,064
Ser. 01-T1, Class A1, 7 1/2s, 2040	1,047,129	1,097,833
Ser. 99-T2, Class A1, 7 1/2s, 2039	304,433	320,165
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,376,745	1,444,997
Ser. 02-T1, Class A3, 7 1/2s, 2031	836,257	877,205
Ser. 00-T6, Class A1, 7 1/2s, 2030	2,649,466	2,778,834
Ser. 01-T5, Class A3, 7 1/2s, 2030	59,245	62,001
Ser. 02-W7, Class A5, 7 1/2s, 2029	1,974,728	2,075,257

Ser. 01-T4, Class A1, 7 1/2s, 2028	6,197,820	6,538,481
Ser. 02-W3, Class A5, 7 1/2s, 2028	1,855,124	1,947,444
IFB Ser. 05-73, Class SA, 7.053s, 2035	1,937,459	1,875,400
Ser. 02-26, Class A1, 7s, 2048	1,871,150	1,941,513
Ser. 04-T3, Class 1A3, 7s, 2044	916,062	953,286
Ser. 03-W3, Class 1A2, 7s, 2042	929,267	965,242
Ser. 02-T16, Class A2, 7s, 2042	1,898,268	1,971,260
Ser. 02-14, Class A1, 7s, 2042	181,811	188,546
Ser. 02-T4, Class A2, 7s, 2041	1,132,859	1,174,262
Ser. 01-W3, Class A, 7s, 2041	718,274	744,226
Ser. 05-45, Class OX, IO, 7s, 2035	2,808,175	557,239
Ser. 04-W1, Class 2A2, 7s, 2033	9,719,602	10,111,901
Ser. 03-14, Class AI, IO, 7s, 2033	1,094,946	226,545
IFB Ser. 05-83, Class QP, 6.897s, 2034	699,502	665,302
IFB Ser. 05-59, Class NQ, 6.781s, 2035	3,432,876	3,242,995
IFB Ser. 05-93, Class AS, 6.781s, 2034	944,370	885,494
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031	1,570,998	270,490
Ser. 03-31, Class IM, IO, 5 3/4s, 2032	5,166,867	753,846
Ser. 350, Class 2, IO, 5 1/2s, 2034	15,766,057	3,800,478
Ser. 338, Class 2, IO, 5 1/2s, 2033	21,503,911	5,227,356
Ser. 333, Class 2, IO, 5 1/2s, 2033	20,050,167	4,882,320
Ser. 329, Class 2, IO, 5 1/2s, 2033	19,767,277	4,751,062
Ser. 03-45, Class PI, IO, 5 1/2s, 2029	3,259,295	370,745
Ser. 03-8, Class IP, IO, 5 1/2s, 2028	3,342,715	240,344
Ser. 03-6, Class IB, IO, 5 1/2s, 2022	78,018	23
Ser. 03-14, Class XI, IO, 5 1/4s, 2033	3,084,842	481,144
Ser. 05-29, Class SX, IO, 5s, 2035	1,142,000	1,168,409
Ser. 05-106, Class US, 5s, 2035	4,590,000	4,796,550
Ser. 05-104, Class SD, 5s, 2035	2,913,000	2,998,569
Ser. 05-99, Class SA, 5s, 2035	2,212,000	2,284,236
Ser. 03-14, Class TI, IO, 5s, 2033	2,884,655	416,530
Ser. 03-24, Class UI, IO, 5s, 2031	2,805,898	469,308
IFB Ser. 02-89, Class S, IO, 4.163s, 2033	4,695,207	431,372
IFB Ser. 02-36, Class QH, IO, 4.013s, 2029	1,368,034	29,833
IFB Ser. 97-44, Class SN, IO, 3.77s, 2023	1,601,720	148,319
IFB Ser. 03-66, Class SA, IO, 3.613s, 2033	4,907,049	377,843
IFB Ser. 02-92, Class SB, IO, 3.313s, 2030	1,705,482	115,089
IFB Ser. 05-52, Class DC, IO, 3.163s, 2035	3,614,119	274,560
IFB Ser. 04-24, Class CS, IO, 3.113s, 2034	5,913,303	501,707
IFB Ser. 03-122, Class SA, IO, 3.063s, 2028	8,441,889	505,520
IFB Ser. 03-122, Class SJ, IO, 3.063s, 2028	8,935,759	543,121
IFB Ser. 04-64, Class SW, IO, 3.013s, 2034	14,189,119	855,604
IFB Ser. 04-65, Class ST, IO, 3.013s, 2034	7,174,896	432,646
IFB Ser. 04-51, Class S0, IO, 3.013s, 2034	1,267,809	70,871
IFB Ser. 04-60, Class SW, IO, 3.013s, 2034	11,104,238	968,290
IFB Ser. 05-65, Class KI, IO, 2.963s, 2035	26,438,617	1,630,552
IFB Ser. 05-42, Class PQ, IO, 2.763s, 2035	2,150,971	158,039
IFB Ser. 05-42, Class SA, IO, 2.763s, 2035	9,414,540	616,993
IFB Ser. 05-95, Class CI, IO, 2.73s, 2035	4,908,000	321,645
IFB Ser. 05-73, Class SI, IO, 2.713s, 2035	2,233,527	142,736
IFB Ser. 05-29, Class SD, IO, 2.713s, 2035	5,684,058	376,800
IFB Ser. 05-17, Class ES, IO, 2.713s, 2035	4,346,382	352,416
IFB Ser. 05-17, Class SY, IO, 2.713s, 2035	2,021,110	161,004
IFB Ser. 05-62, Class FS, IO, 2.713s, 2034	5,504,224	363,008
IFB Ser. 05-82, Class SW, IO, 2.693s, 2035	9,413,022	501,538
IFB Ser. 05-82, Class SY, IO, 2.693s, 2035	11,977,776	638,191
IFB Ser. 05-45, Class EW, IO, 2.683s, 2035	20,643,584	1,119,995
IFB Ser. 05-45, Class SR, IO, 2.683s, 2035	16,448,451	879,840
IFB Ser. 05-84, Class SG, IO, 2.663s, 2035	8,785,378	619,023
IFB Ser. 05-87, Class SG, IO, 2.663s, 2035	11,569,119	670,648
IFB Ser. 05-89, Class S, IO, 2.663s, 2035	17,104,014	908,651
IFB Ser. 05-54, Class SA, IO, 2.663s, 2035	11,473,699	595,485
IFB Ser. 05-23, Class SG, IO, 2.663s, 2035	7,009,144	495,021
IFB Ser. 05-29, Class SX, IO, 2.663s, 2035	8,668,509	575,123

IFB Ser. 05-57, Class CI, IO, 2.663s, 2035	6,386,126	402,136
IFB Ser. 05-17, Class SA, IO, 2.663s, 2035	6,417,976	458,551
IFB Ser. 05-17, Class SE, IO, 2.663s, 2035	6,850,498	477,476
IFB Ser. 05-57, Class DI, IO, 2.663s, 2035	14,573,092	939,605
IFB Ser. 04-92, Class S, IO, 2.663s, 2034	7,048,505	444,761
IFB Ser. 05-83, Class QI, IO, 2.653s, 2035	1,175,940	91,717
IFB Ser. 05-95, Class OI, IO, 2.649s, 2035	655,000	50,568
IFB Ser. 05-92, Class SC, IO, 2.643s, 2035	11,723,882	730,867
IFB Ser. 05-73, Class SD, IO, 2.643s, 2035	5,521,770	365,817
IFB Ser. 05-83, Class SL, IO, 2.633s, 2035	24,209,446	1,361,834
IFB Ser. 04-38, Class SI, IO, 2.533s, 2033	11,224,259	588,151
IFB Ser. 04-72, Class SB, IO, 2.463s, 2034	5,311,138	240,595
Ser. 03-W12, Class 2, IO, 2.223s, 2043	12,924,007	649,104
IFB Ser. 05-67, Class BS, IO, 2.113s, 2035	6,186,277	247,451
IFB Ser. 05-74, Class SE, IO, 2.063s, 2035	21,523,200	791,302
IFB Ser. 05-82, Class SI, IO, 2.063s, 2035	20,099,871	772,589
IFB Ser. 05-87, Class SE, IO, 2.013s, 2035	46,338,515	1,825,737
Ser. 03-W10, Class 1, IO, 1.969s, 2043	40,307,005	1,738,240
IFB Ser. 05-58, Class IK, IO, 1.963s, 2035	4,442,856	211,730
Ser. 03-W10, Class 3, IO, 1.933s, 2043	10,135,894	437,110
Ser. 03-W8, Class 12, IO, 1.639s, 2042	41,172,948	1,593,879
Ser. 03-W3, Class 2IO2, IO, 1.456s, 2042	1,961,718	9,435
Ser. 03-W6, Class 11, IO, 1.286s, 2042	11,282,956	41,397
Ser. 03-W17, Class 12, IO, 1.155s, 2033	12,198,695	366,047
Ser. 03-49, Class SV, IO, 1s, 2033	21,646,362	818,549
Ser. 03-T2, Class 2, IO, 0.896s, 2042	60,482,668	1,136,838
Ser. 03-W6, Class 51, IO, 0.683s, 2042	16,887,504	270,107
Ser. 03-W3, Class 2IO1, IO, 0.677s, 2042	5,184,441	83,367
Ser. 01-T12, Class IO, 0.572s, 2041	37,226,716	451,357
Ser. 03-W2, Class 1, IO, 0.469s, 2042	33,559,777	327,450
Ser. 02-T4, IO, 0.456s, 2041	13,051,016	120,082
Ser. 03-W3, Class 1, IO, 0.435s, 2042	42,974,684	413,218
Ser. 02-T1, Class IO, IO, 0.424s, 2031	31,758,046	296,414
Ser. 03-W6, Class 3, IO, 0.365s, 2042	23,733,841	161,294
Ser. 03-W6, Class 23, IO, 0.35s, 2042	25,062,224	173,198
Ser. 01-79, Class BI, IO, 0.339s, 2045	6,621,554	47,470
Ser. 03-W4, Class 3A, IO, 0.29s, 2042	22,673,923	198,397
Ser. 03-W8, Class 11, IO, 0.115s, 2042	17,125,933	2,781
Ser. 03-W6, Class 21, IO, 0.004s, 2042	10,872,689	131
Ser. 361, Class 1, Principal Only (PO), zero %, 2035	10,425,568	8,008,757
Ser. 05-65, Class KO, PO, zero %, 2035	946,905	781,137
Ser. 352, Class 1, PO, zero %, 2034	2,502,173	1,845,645
Ser. 353, Class 1, PO, zero %, 2034	22,369,278	15,919,117
Ser. 342, Class 1, PO, zero %, 2033	2,521,328	1,941,423
Ser. 05-38, PO, zero %, 2031	431,000	306,683
FRB Ser. 05-65, Class ER, zero %, 2035	3,794,844	3,985,582
FRB Ser. 05-57, Class UL, zero %, 2035	4,003,833	4,167,927
FRB Ser. 05-36, Class QA, zero %, 2035	747,417	769,493
FRB Ser. 05-65, Class CU, zero %, 2034	550,130	735,683
FRB Ser. 05-81, Class DF, zero %, 2033	611,285	656,153

Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	359,984	384,501
Ser. T-60, Class 1A3, 7 1/2s, 2044	6,701,979	7,058,426
Ser. T-59, Class 1A3, 7 1/2s, 2043	4,906,728	5,176,749
Ser. T-58, Class 4A, 7 1/2s, 2043	898,026	942,777
Ser. T-57, Class 1A3, 7 1/2s, 2043	5,212,506	5,490,738
Ser. T-51, Class 2A, 7 1/2s, 2042	1,009,684	1,057,668
Ser. T-42, Class A5, 7 1/2s, 2042	1,504,733	1,579,138
Ser. T-41, Class 3A, 7 1/2s, 2032	4,395,540	4,605,338
Ser. T-60, Class 1A2, 7s, 2044	6,595,319	6,857,834
Ser. T-41, Class 2A, 7s, 2032	178,070	184,354
Ser. T-56, Class A, IO, 0.761s, 2043	15,600,105	180,376
Ser. T-56, Class 3, IO, 0.35s, 2043	19,080,061	190,801

Ser. T-56, Class 1, IO, 0.283s, 2043	23,087,850	165,944
Ser. T-56, Class 2, IO, 0.041s, 2043	21,767,349	54,418
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2, 7.77s, 2027	10,991,145	11,994,561
First Union National Bank-Bank of America Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO, 1.698s, 2033	32,506,149	2,334,624
First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	2,726,000	3,067,064
Ser. 97-C1, Class A3, 7.38s, 2029	3,074,158	3,112,871
First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G,
7s, 2035	3,410,000	3,711,655
Freddie Mac
IFB Ser. 2963, Class SV, 12.72s, 2034	1,808,000	2,005,185
IFB Ser. 2763, Class SC, 12.72s, 2032	4,779,446	5,110,329
IFB Ser. 3028, Class SM, 10.193s, 2035	3,455,163	3,603,015
IFB Ser. 2990, Class SL, 9.937s, 2034	2,756,437	2,850,894
IFB Ser. 2976, Class LC, 9.863s, 2035	1,305,698	1,347,082
IFB Ser. 2976, Class KL, 9.827s, 2035	3,078,139	3,163,782
Ser. 3067, Class SA, 9.717s, 2035	2,664,000	2,682,731
IFB Ser. 2990, Class DP, 9.717s, 2034	2,726,543	2,780,584
IFB Ser. 2979, Class AS, 9.717s, 2034	792,616	812,432
IFB Ser. 2990, Class LB, 9.048s, 2034	3,268,022	3,060,086
IFB Ser. 2967, Class DS, 8.19s, 2035	748,950	714,259
Ser. 2229, Class PD, 7 1/2s, 2030	626,432	665,584
Ser. 2224, Class PD, 7 1/2s, 2030	646,216	686,604
Ser. 2217, Class PD, 7 1/2s, 2030	654,649	695,565
Ser. 2187, Class PH, 7 1/2s, 2029	1,452,876	1,543,681
Ser. 1989, Class C, 7 1/2s, 2027	214,696	228,115
Ser. 1990, Class D, 7 1/2s, 2027	591,425	628,389
Ser. 1969, Class PF, 7 1/2s, 2027	511,989	543,988
Ser. 1975, Class E, 7 1/2s, 2027	135,681	144,161
Ser. 1943, Class M, 7 1/2s, 2027	310,880	330,310
Ser. 1932, Class E, 7 1/2s, 2027	442,369	470,017
Ser. 1938, Class E, 7 1/2s, 2027	184,116	195,623
Ser. 1941, Class E, 7 1/2s, 2027	147,463	156,680
Ser. 1924, Class H, 7 1/2s, 2027	481,511	511,606
Ser. 1928, Class D, 7 1/2s, 2027	187,387	199,099
Ser. 1915, Class C, 7 1/2s, 2026	434,539	461,698
Ser. 1923, Class D, 7 1/2s, 2026	510,279	542,172
Ser. 1904, Class D, 7 1/2s, 2026	564,809	600,110
Ser. 1905, Class H, 7 1/2s, 2026	493,395	524,232
Ser. 1890, Class H, 7 1/2s, 2026	469,999	499,374
Ser. 1895, Class C, 7 1/2s, 2026	240,225	255,239
Ser. 2256, Class UA, 7s, 2030	183,650	192,832
Ser. 2208, Class PG, 7s, 2030	1,634,974	1,716,722
Ser. 2211, Class PG, 7s, 2030	917,339	963,206
Ser. 2198, Class PH, 7s, 2029	1,367,469	1,435,843
Ser. 2054, Class H, 7s, 2028	3,431,401	3,602,971
Ser. 2031, Class PG, 7s, 2028	371,168	389,727
Ser. 2020, Class E, 7s, 2028	1,892,006	1,986,606
Ser. 1998, Class PL, 7s, 2027	823,864	865,057
Ser. 1999, Class PG, 7s, 2027	1,329,869	1,396,363
Ser. 2004, Class BA, 7s, 2027	787,461	826,834
Ser. 2005, Class C, 7s, 2027	616,366	647,185
Ser. 2005, Class CE, 7s, 2027	688,347	722,765
Ser. 2006, Class H, 7s, 2027	1,966,113	2,064,419
Ser. 2006, Class T, 7s, 2027	1,257,059	1,319,912
Ser. 1987, Class AP, 7s, 2027	403,433	423,605
Ser. 1987, Class PT, 7s, 2027	660,524	693,550
Ser. 1978, Class PG, 7s, 2027	1,169,258	1,227,721
Ser. 1973, Class PJ, 7s, 2027	1,389,250	1,458,713
Ser. 1725, Class D, 7s, 2024	270,610	284,140
Ser. 2008, Class G, 7s, 2023	100,234	105,246
Ser. 1750, Class C, 7s, 2023	600,145	630,153
Ser. 1530, Class I, 7s, 2023	635,543	667,320

IFB Ser. 2990, Class WP, 6.785s, 2035	2,169,035	2,104,727
Ser. 2778, Class TI, IO, 6s, 2033	5,939,164	989,465
Ser. 226, IO, 5 1/2s, 2034	6,056,508	1,491,037
Ser. 2581, Class IH, IO, 5 1/2s, 2031	2,111,245	580,590
Ser. 2600, Class CI, IO, 5 1/2s, 2029	666,122	171,943
Ser. 2664, Class UD, IO, 5 1/2s, 2028	1,061,555	222,357
Ser. 2553, Class IJ, IO, 5 1/2s, 2020	417,418	1,771
Ser. 2962, Class BS, 5s, 2035	2,652,000	2,514,866
Ser. 3065, Class DI, 5s, 2035	1,920,000	134,054
Ser. 3066, Class PS, 5s, 2035	2,315,000	2,407,781
FRB Ser. 3046, Class WF, 5s, 2035	910,000	903,068
IFB Ser. 2927, Class SI, IO, 4.53s, 2035	5,322,596	668,989
Ser. 2437, Class SB, IO, 4.03s, 2032	3,850,835	359,668
IFB Ser. 2538, Class SH, IO, 3.58s, 2032	961,756	66,206
Ser. 2469, Class SH, IO, 3.53s, 2032	3,326,263	266,101
IFB Ser. 2828, Class GI, IO, 3.53s, 2034	5,786,807	632,309
IFB Ser. 2802, Class SM, IO, 3.38s, 2032	2,014,740	138,132
IFB Ser. 2869, Class SH, IO, 3.33s, 2034	3,127,840	225,570
IFB Ser. 2869, Class JS, IO, 3.28s, 2034	14,912,994	1,054,114
IFB Ser. 2882, Class SL, IO, 3.23s, 2034	3,044,311	260,711
IFB Ser. 2682, Class TQ, IO, 3.08s, 2033	2,685,419	161,125
IFB Ser. 2815, Class PT, IO, 3.08s, 2032	5,577,447	432,993
IFB Ser. 2828, Class TI, IO, 3.08s, 2030	2,706,955	199,638
IFB Ser. 3045, Class DI, IO, 2.89s, 2035	30,595,400	1,606,964
IFB Ser. 3033, Class SF, IO, 2.83s, 2035	4,042,313	237,486
IFB Ser. 2922, Class SE, IO, 2.78s, 2035	9,010,677	470,357
IFB Ser. 2981, Class AS, IO, 2 3/4s, 2035	8,065,929	408,136
IFB Ser. 2981, Class BS, IO, 2 3/4s, 2035	4,284,358	218,235
IFB Ser. 2924, Class SA, IO, 2.73s, 2035	12,819,603	633,288
IFB Ser. 2927, Class ES, IO, 2.73s, 2035	4,304,779	261,394
IFB Ser. 2950, Class SM, IO, 2.73s, 2016	5,884,683	399,975
IFB Ser. 3031, Class BI, IO, 2.72s, 2035	2,602,684	196,494
IFB Ser. 2986, Class WS, IO, 2.68s, 2035	3,469,269	152,648
IFB Ser. 2962, Class BS, IO, 2.68s, 2035	17,145,675	1,019,095
IFB Ser. 2990, Class LI, IO, 2.66s, 2034	5,003,296	342,234
IFB Ser. 2988, Class AS, IO, 2.23s, 2035	1,782,875	65,728
IFB Ser. 2937, Class SY, IO, 2.13s, 2035	2,895,105	104,948
IFB Ser. 2957, Class SW, IO, 2.03s, 2035	16,528,012	609,884
Ser. 3045, Class DO, PO, zero %, 2035	2,413,410	1,852,040
Ser. 231, PO, zero %, 2035	67,113,177	48,976,440
Ser. 228, PO, zero %, 2035	35,551,754	27,263,180
FRB Ser. 3022, Class TC, zero %, 2035	662,851	773,568
FRB Ser. 3003, Class XF, zero %, 2035	3,185,105	3,360,286
FRB Ser. 2986, Class XT, zero %, 2035	360,950	394,958
FRB Ser. 2992, Class WM, zero %, 2035	1,319,483	1,537,403
FRB Ser. 2958, Class FL, zero %, 2035	1,805,303	1,728,472
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.049s, 2043	88,890,029	753,441
Ser. 05-C3, Class XC, IO, 0.031s, 2045	232,914,000	1,234,444
General Growth Properties-Mall Properties Trust FRB Ser. 01-C1A, Class
D3, 6.22s, 2014	1,582,736	1,584,220
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.787s, 2036	592,000	630,406
Ser. 04-C2, Class A4, 5.301s, 2038	1,483,000	1,481,220
Ser. 03-C2, Class A2, 5.28s, 2040	6,249,000	6,329,612
Ser. 05-C1, Class X1, IO, 0.096s, 2043	99,281,000	1,796,986
GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G,
6.974s, 2036	1,614,303	1,327,346
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 7.964s, 2034	3,588,030	3,628,847
Ser. 05-13, Class PI, IO, 5 1/2s, 2033	4,209,772	753,960
Ser. 05-13, Class MI, IO, 5 1/2s, 2032	3,828,840	666,398
IFB Ser. 04-86, Class SW, IO, 2 3/4s, 2034	7,103,377	421,283
IFB Ser. 05-65, Class SI, IO, 2.35s, 2035	7,061,557	336,965

IFB Ser. 05-68, Class SI, IO, 2.3s, 2035	21,979,404	1,196,722
IFB Ser. 05-51, Class SJ, IO, 2.2s, 2035	6,660,180	351,658
IFB Ser. 05-68, Class S, IO, 2.2s, 2035	13,213,781	645,905
IFB Ser. 05-28, Class SA, IO, 2.2s, 2035	17,291,035	700,723
IFB Ser. 04-11, Class SA, IO, 1 1/2s, 2034	6,506,592	210,240
Ser. 98-2, Class EA, PO, zero %, 2028	177,303	142,120
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 7.22s, 2015	565,000	566,766
Ser. 98-C1, Class F, 6s, 2030	1,286,000	1,292,301
Ser. 05-GG4, Class XC, IO, 0.107s, 2039	108,608,227	2,128,721
JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 04-FL1A, Class X1A, IO, 1.003s, 2019	21,546,938	92,652
Ser. 05-CB12, Class X1, IO, 0.053s, 2037	56,430,636	617,351
Ser. 05-LDP2, Class X1, IO, 0.047s, 2042	170,309,191	2,641,123
Ser. 05-LDP4, Class X1, IO, 0.042s, 2042	112,139,000	1,038,162
Ser. 05-LDP3, Class X1, IO, 0.037s, 2042	83,098,000	634,038
Ser. 05-LDP1, Class X1, IO, 0.035s, 2046	38,061,884	355,342
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	715,303	732,828
Ser. 99-C1, Class G, 6.41s, 2031	765,731	719,462
Ser. 98-C4, Class G, 5.6s, 2035	634,000	613,430
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	1,023,531
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.15s, 2040	69,004,949	1,498,891
Ser. 05-C2, Class XCL, IO, 0.101s, 2040	135,476,930	1,493,249
Ser. 05-C5, Class XCL, IO, 0.085s, 2020	70,517,267	1,024,646
Ser. 05-C7, Class XCL, IO, 0.084s, 2040	84,707,000	813,187
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A
FRB Ser. 03-LLFA, Class L, 7.696s, 2014	1,704,000	1,688,193
FRB Ser. 04-LLFA, Class H, 4.92s, 2017	733,000	735,785
FRB Ser. 05-LLFA, 4.77s, 2018	423,000	423,000
Merrill Lynch Mortgage Investors, Inc.
Ser. 96-C2, Class A3, 6.96s, 2028	97,840	98,435
Ser. 98-C3, Class E, 6.934s, 2030	644,000	689,507

Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC, IO, 0.048s, 2043	72,216,366	959,124
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.85s, 2037	3,207,133	1,301,895
Ser. 04-C2, Class X, IO, 5.999s, 2040	2,523,020	928,787
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.714s, 2043	10,669,000	812,679
Ser. 05-HQ6, Class X1, IO, 0.048s, 2042	77,380,327	776,821
Morgan Stanley Capital I 144A
Ser. 96-C1, Class E, 7.312s, 2028	984,880	985,558
Ser. 98-HF1, Class F, 7.18s, 2030	482,000	499,760
Ser. 04-RR, Class F5, 6s, 2039	1,000,000	859,900
Ser. 04-RR, Class F6, 6s, 2039	1,700,000	1,404,030
Ser. 05-HQ5, Class X1, IO, 0.04s, 2042	52,725,508	434,142

Morgan Stanley Dean Witter Capital I Ser. 00-LIF2, Class A1, 6.96s, 2033	773,906	798,578

Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E, 7.103s, 2030	1,020,000	1,065,876
Permanent Financing PLC FRB Ser. 8, Class 2C, 4.234s, 2042 (United
Kingdom)	2,054,000	2,052,994
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	3,870,000	4,046,085
Ser. 00-C1, Class J, 6 5/8s, 2010	456,000	432,051
Ser. 00-C2, Class J, 6.22s, 2033	998,000	1,005,186
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 7.36s, 2034 (Ireland)	2,645,000	2,649,959
Ser. 04-1A, Class E, 5.11s, 2034 (Ireland)	1,041,000	1,042,952
QFA Royalties, LLC 144A Ser. 05-1, 7.3s, 2025	1,901,220	1,865,125
Salomon Brothers Mortgage Securities VII 144A
Ser. 96-C1, Class E, 8.301s, 2028	950,406	952,117

Ser. 03-CDCA, Class X3CD, IO, 1.06s, 2015	7,904,163	107,987
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	757,000	649,157
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	513,000	419,337
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	337,000	288,991
Wachovia Bank Commercial Mortgage Trust Ser. 05-C17, Class A4,
5.083s, 2042	7,065,000	6,940,727
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A,
Class L, 7.27s, 2018	771,000	763,722
Washington Mutual Asset Securities Corp. 144A Ser. 05-C1A, Class G,
5.72s, 2036	222,000	215,167

Total collateralized mortgage obligations (cost $700,255,336)		$683,431,809

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS
(13.5%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (--%)

Government National Mortgage Association Pass-Through Certificates
7s, with due dates from August 15, 2029 to October 15, 2031	$435,078	$459,958

		459,958

U.S. Government Agency Mortgage Obligations (13.5%)

Federal Home Loan Mortgage Corporation
8 3/4s, with due dates from May 1, 2009 to June 1, 2009	241,328	250,719
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, with due dates from October 1, 2031 to March 1, 2035	70,488	71,269
5 1/2s, with due dates from June 1, 2035 to June 1, 2035	2,964,482	2,929,380
5 1/2s, July 1, 2016	584,701	589,565
Federal National Mortgage Association Pass-Through Certificates
11s, with due dates from October 1, 2015 to March 1, 2016	12,789	14,176
9s, with due dates from January 1, 2027 to July 1, 2032	293,451	320,441
8 3/4s, July 1, 2009	5,322	5,555
8s, with due dates from August 1, 2026 to July 1, 2033	1,426,680	1,513,545
7 1/2s, with due dates from October 1, 2025 to July 1, 2033	1,093,956	1,156,245
7s, with due dates from June 1, 2024 to July 1, 2035	8,447,617	8,845,958
7s, with due dates from November 1, 2007 to February 1, 2017	1,656,000	1,717,016
6 1/2s, with due dates from June 1, 2023 to March 1, 2035	56,170,980	57,697,482
6 1/2s, with due dates from July 1, 2010 to May 1, 2011	348,085	360,043
6s, May 1, 2035	238,966	241,888
6s, with due dates from December 1, 2013 to May 1, 2017	241,064	246,769
5 1/2s, with due dates from January 1, 2032 to November 1, 2035	314,138,787	310,220,596
5 1/2s, with due dates from January 1, 2009 to August 1, 2019	949,852	957,700
5 1/2s, TBA, November 1, 2035	68,400,000	67,464,842
5s, with due dates from July 1, 2035 to August 1, 2035	119,141	114,688
5s, with due dates from December 1, 2018 to June 1, 2020	2,510,840	2,479,344
5s, TBA, November 1, 2035	72,400,000	69,662,375
4 1/2s, with due dates from March 1, 2019 to September 1, 2020	9,042,905	8,747,110
4 1/2s, TBA, November 1, 2020	138,700,000	134,116,395
4s, with due dates from May 1, 2019 to October 1, 2020	9,966,647	9,447,392

		679,170,493

Total U.S. government and agency mortgage obligations (cost
$689,272,887)		$679,630,451

U.S. TREASURY OBLIGATIONS (0.1%)(a)

	Principal amount	Value

U.S. Treasury Notes
4 1/4s, November 15, 2013	$1,450,000	$1,420,094
3 1/4s, August 15, 2008	3,005,000	2,913,207

Total U.S. treasury obligations (cost $4,524,706)		$4,333,301

ASSET-BACKED SECURITIES (8.7%)(a)

	Principal amount	Value

Aames Mortgage Investment Trust FRN Ser. 04-1, Class 2A1, 4.378s,
2034	$1,892,251	$1,894,740
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s, 2035 (Cayman
Islands)	2,073,214	2,052,482
Advanta Business Card Master Trust FRN Ser. 04-C1, Class C, 5.05s,
2013	210,000	212,682
Advanta Mortgage Loan Trust Ser. 00-1, Class A4, 8.61s, 2028	581,931	585,478
Aegis Asset Backed Securities Trust 144A
Ser. 04-1N, Class Note, 5s, 2034	49,244	49,244
Ser. 04-2N, Class N1, 4 1/2s, 2034	178,805	178,441
Ser. 04-4N, Class Note, 5s, 2034	352,481	350,719
Ser. 04-5N, Class Note, 5s, 2034	316,140	315,843
Ser. 04-6N, Class Note, 4 3/4s, 2035	472,209	469,627
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 4.448s, 2029	3,913,356	3,931,910
American Express Credit Account Master Trust 144A Ser. 04-C, Class C,
4.47s, 2012	7,865,460	7,866,687
American Home Mortgage Investment Trust
FRN Ser. 04-3, Class 2A, 3.59s, 2034	2,414,314	2,369,064
FRN Ser. 04-3, Class 3A, 3.71s, 2034	2,143,121	2,105,667
Americredit Automobile Receivables Trust 144A Ser. 05-1, Class E, 5.82s,
2012	1,520,000	1,513,798
Ameriquest Finance NIM Trust 144A
Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman Islands)	111,281	111,281
Ser. 04-RN9, Class N1, 4.8s, 2034 (Cayman Islands)	503,610	503,610
Ameriquest Mortgage Securities, Inc.
Ser. 03-12, Class S, IO, 5s, 2006	3,542,003	83,237
Ser. 03-6, Class S, IO, 5s, 2033	3,379,094	12,165
Ser. 03-8, Class S, IO, 5s, 2006	2,442,646	51,906
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,283,000	1,314,073
Ser. 04-1A, Class E, 6.42s, 2039	1,112,000	1,108,188
Argent NIM Trust 144A Ser. 04-WN9, Class A, 5.19s, 2034 (Cayman
Islands)	177,023	176,940
Asset Backed Funding Corp. NIM Trust 144A
Ser. 03-WMC1, Class Note, 6.9s, 2033	2,834	2,841
Ser. 04-0PT1, Class N1, 4.55s, 2033 (Cayman Islands)	83,646	83,490
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)	164,316	164,011
Ser. 04-AHL1, Class Note, 5.6s, 2033	401,535	402,131
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)	403,169	403,241
Ser. 04-FF1, Class N2, 5s, 2034 (Cayman Islands)	58,000	53,458
Asset Backed Securities Corp. Home Equity Loan Trust
Ser. 03-HE5, Class A, IO, 4s, 2033	5,004,396	47,822
FRB Ser. 04-HE9, Class A2, 4.408s, 2034	798,068	799,259
FRB Ser. 05-HE1, Class A3, 4.328s, 2035	1,167,569	1,168,671
FRN Ser. 04-HE1, Class A3, 4.37s, 2034	154,164	154,259

Aviation Capital Group Trust 144A FRN Ser. 03-2A, Class G1, 4.7s, 2033	970,029	971,468

Banc of America Funding Corp. 144A Ser. 04-NIM1, Class Note, 6s, 2034	104,644	104,644
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.644s, 2034	16,394,053	112,709
Ser. 05-E, Class 2, IO, 0.306s, 2035	34,569,000	259,268
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 5s, 2011	210,000	213,962

Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	420,000	414,356
Bayview Financial Acquisition Trust
Ser. 03-DA, Class A, IO, 4s, 2006	3,589,910	31,281
Ser. 03-E, Class A, IO, 4s, 2006	5,815,209	90,449
Ser. 04-B, Class A1, 4.57s, 2039	4,211,489	4,211,481
Ser. 04-D, Class A, IO, 3 1/2s, 2007	18,337,982	707,388
Ser. 05-B, Class A, IO, 2.499s, 2039	15,204,932	544,454
FRB Ser. 04-D, Class A, 4.46s, 2044	3,553,773	3,557,515
FRN Ser. 03-F, Class A, 4.57s, 2043	2,724,642	2,731,120
FRN Ser. 03-G, Class A1, 4.67s, 2039	4,813,000	4,820,720
Bayview Financial Acquisition Trust 144A FRN Ser. 04-B, Class M2,
5.97s, 2039	200,000	203,105
Bayview Financial Asset Trust Ser. 03-X, Class A, IO, 0.61s, 2006	26,811,201	464,064
Bayview Financial Asset Trust 144A
Ser. 03-Z, Class AIO1, IO, 0.383s, 2005	35,099,116	18,375
FRN Ser. 03-SSRA, Class A, 4.738s, 2038	1,212,829	1,219,985
FRN Ser. 03-SSRA, Class M, 5.388s, 2038	1,437,975	1,453,649
FRN Ser. 04-SSRA, Class A1, 4.638s, 2039	1,601,309	1,608,195
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1, Class 11A1,
3.655s, 2034	5,467,420	5,408,469
Bear Stearns Alternate Trust
Ser. 04-11, Class 2A2, 4.956s, 2034	3,675,944	3,674,089
Ser. 04-12, Class 2A2, 5.044s, 2035	2,455,486	2,454,968
Ser. 04-9, Class 1A1, 5.013s, 2034	989,302	989,771
Ser. 05-2, Class 2A2A, 4.827s, 2035	1,451,130	1,447,433
Ser. 05-5, Class 21A1, 4.694s, 2035	4,906,836	4,874,453
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)	385,329	384,847
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	297,015	295,483
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)	245,000	244,388
Ser. 04-HE5N, Class A1, 5s, 2034 (Cayman Islands)	126,681	126,523
Ser. 04-HE5N, Class A2, 5s, 2034 (Cayman Islands)	243,000	242,241
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)	246,071	245,917
Ser. 04-HE7N, Class A1, 5 1/4s, 2034	277,125	276,951
Ser. 04-HE8N, Class A1, 5s, 2034	123,945	123,790
Bear Stearns Asset Backed Securities, Inc.
Ser. 03-AC4, Class A, IO, 5s, 2006	6,744,600	83,294
FRB Ser. 05-3, Class A1, 4.488s, 2035	1,726,304	1,725,225
FRN Ser. 03-1, Class A1, 4.538s, 2042	732,348	732,346
FRN Ser. 03-3, Class A2, 4.628s, 2043	2,229,000	2,237,011
Capital Auto Receivables Asset Trust Ser. 05-1, Class D, 6 1/2s, 2011	1,442,000	1,408,654
Capital One Multi-Asset Execution Trust FRB Ser. 02-C1, Class C1,
6.72s, 2010	570,000	594,581
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	407,237	401,494
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 7.32s, 2011 (Cayman Islands)	321,921	325,327
FRB Ser. 04-AA, Class B4, 9.47s, 2011 (Cayman Islands)	959,300	987,130
CDO Repackaging Trust Series 144A FRN Ser. 03-2, Class A, 8.006s,
2008	3,105,000	3,345,638
Centex Home Equity Ser. 04-C, Class A, IO, 3 1/2s, 2006	8,613,000	142,773
Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 5.05s, 2010	1,730,000	1,763,376
Chase Funding Net Interest Margin 144A Ser. 04-OPT1, Class Note,
4.458s, 2034	587,710	584,772
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	263,095	263,080
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	421,000	418,596
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)	169,000	145,340
Citibank Credit Card Issuance Trust FRN Ser. 01-C1, Class C1, 5.23s,
2010	1,060,000	1,078,757
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	8,597,000	7,276,501
Ser. 00-5, Class A4, 7.47s, 2032	2,263,973	2,286,613
Ser. 00-5, Class A6, 7.96s, 2032	3,727,000	3,173,205
Ser. 01-1, Class A4, 6.21s, 2032	4,226,878	4,259,425

Ser. 01-1, Class A5, 6.99s, 2032	2,692,000	2,474,729
Ser. 01-3, Class A4, 6.91s, 2033	8,065,000	7,751,570
Ser. 01-4, Class A4, 7.36s, 2033	6,025,000	5,956,297
Ser. 01-4, Class B1, 9.4s, 2033	1,228,601	165,861
Ser. 02-1, Class A, 6.681s, 2033	9,726,652	9,911,778
Ser. 02-1, Class M2, 9.546s, 2033	4,582,000	2,291,000
Ser. 02-2, Class A, IO, 8 1/2s, 2033	7,905,896	1,949,523
Consumer Credit Reference IDX Securities 144A FRN Ser. 02-1A, Class
A, 5.924s, 2007	3,061,000	3,101,895
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.964s, 2034	921,117	919,030
Ser. 05-24, Class 1AX, IO, 1.251s, 2035	28,412,821	772,829
Ser. 05-24, Class IIAX, IO, 1.312s, 2035	23,537,810	852,069
Countrywide Asset Backed Certificates 144A
Ser. 04-11N, Class N, 5 1/4s, 2036	226,138	225,460
Ser. 04-14N, 5s, 2036	501,194	498,844
Ser. 04-1NIM, Class Note, 6s, 2034	699,567	687,981
Ser. 04-6N, Class N1, 6 1/4s, 2035	1,471,168	1,468,226
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	292,973	291,874
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 0.893s, 2035	28,450,829	640,144
Ser. 05-9, Class 1X, IO, 0.993s, 2035	26,623,907	682,238
Countrywide Home Loans 144A Ser. 05-R2, Class 2A3, 8s, 2035	1,805,279	1,913,314
Countrywide Partnership Trust 144A Ser. 04-EC1N, Class N, 5s, 2035	179,342	178,463
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038 (Cayman Islands)	1,617,000	1,628,481
CS First Boston Mortgage Securities Corp. 144A Ser. 04-FR1N, Class A,
5s, 2034	1,098,066	1,093,948
Fieldstone Mortgage Investment Corp. FRN Ser. 05-1, Class M3, 4.578s,
2035	700,000	702,170
Finance America NIM Trust 144A Ser. 04-1, Class A, 5 1/4s, 2034	281,473	270,861
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D, 7.67s, 2039	4,880,001	4,912,026
First Consumers Master Trust FRB Ser. 01-A, Class A, 4.28s, 2008	485,226	482,800
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)	277,614	277,232
Ser. 04-FF7A, Class A, 5s, 2034 (Cayman Islands)	328,711	328,711
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2, Class 1A1,
4.833s, 2035	3,168,433	3,148,386
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023	785,484	785,974
Ford Credit Auto Owner Trust Ser. 04-A, Class C, 4.19s, 2009	650,000	639,641
Fort Point CDO, Ltd. FRN Ser. 03-2A, Class A2, 4.92s, 2038 (Cayman
Islands)	616,000	622,961
Foxe Basin, Ltd. FRN Ser. 03-1A, Class A1, 4.37s, 2015 (Cayman
Islands)	2,000,000	2,005,000
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034	681,880	678,471
Ser. 04-3, Class B, 7 1/2s, 2034	247,311	243,106
Ser. 04-A, Class Note, 4 3/4s, 2034	30,872	30,795
Ser. 04-B, Class Note, 4.703s, 2034	3,931	3,936
Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)	503,840	501,168
Ser. 04-D, Class N2, 7 1/2s, 2034 (Cayman Islands)	81,642	81,642
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s, 2038 (Cayman
Islands)	939,000	943,842
G-Star, Ltd. 144A FRN Ser. 02-2A, Class BFL, 6.038s, 2037 (Cayman
Islands)	308,000	321,490
GE Capital Credit Card Master Note Trust FRB Ser. 04-2, Class C, 4.45s,
2010	1,903,750	1,906,855
GE Corporate Aircraft Financing, LLC 144A
Ser. 04-1A, Class B, 4.888s, 2018	311,000	310,813
FRB Ser. 05-1A, Class C, 5.338s, 2019	1,680,000	1,680,000
GEBL 144A
Ser. 04-2, Class C, 4.82s, 2032	295,223	296,678
Ser. 04-2, Class D, 6.72s, 2032	787,899	787,894
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A, IO, 6s, 2007	7,540,350	447,708

Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A, Class 4,
6.979s, 2015 (Cayman Islands)	470,000	475,875
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 5.474s, 2042 (United Kingdom)	1,300,000	1,312,087
FRB Ser. 02-2, Class 1C, 4.87s, 2043 (United Kingdom)	650,000	658,276
FRN Ser. 01-1, Class 1C, 5.574s, 2041 (United Kingdom)	2,574,001	2,606,980
FRN Ser. 04-1, Class 1C, 4.79s, 2044 (United Kingdom)	1,619,000	1,624,059
Green Tree Financial Corp.
Ser. 95-8, Class B1, 7.3s, 2026	362,579	277,172
Ser. 97-4, Class A7, 7.36s, 2029	788,814	826,776
Ser. 97-7, Class A8, 6.86s, 2029	605,781	624,900
Ser. 99-3, Class A5, 6.16s, 2031	212,894	214,225
Ser. 99-3, Class A6, 6 1/2s, 2031	1,137,000	1,142,715
Ser. 99-5, Class A5, 7.86s, 2030	16,750,000	14,722,369
Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031	4,140,277	3,926,316
Greenpoint Mortgage Funding Trust Ser. 05-AR1, Class X1, IO, 1.802s,
2045	19,321,613	522,288
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	2,158,509	2,138,867
GSAMP Trust 144A
Ser. 04-FM1N, Class Note, 5 1/4s, 2033	21,164	21,132
Ser. 04-HE1N, Class N1, 5s, 2034	209,603	209,520
Ser. 04-NIM1, Class N1, 5 1/2s, 2034	1,276,626	1,276,116
Ser. 04-NIM1, Class N2, zero %, 2034	1,553,000	1,143,785
Ser. 04-NIM2, Class N, 4 7/8s, 2034	1,630,216	1,623,206
Ser. 04-SE2N, Class Note, 5 1/2s, 2034	93,415	93,322
Ser. 05-NC1, Class N, 5s, 2035	658,465	657,016
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1A3, 8s, 2035	204,178	216,939
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	2,039,935	2,141,524
Ser. 05-RP2, Class 1A3, 8s, 2035	1,700,039	1,807,142
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	480,405	516,388
Ser. 05-RP3, Class 1A3, 8s, 2035	1,349,337	1,434,672
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	1,247,476	1,310,099
Guggenheim Structured Real Estate Funding, Ltd. FRB Ser. 05-1A, Class
D, 5.568s, 2030 (Cayman Islands)	2,225,000	2,218,103
Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A,
Class D, 5.588s, 2030 (Cayman Islands)	1,141,000	1,141,000
High Income Trust Securities 144A FRB Ser. 03-1A, Class A, 4.07s, 2036
(Cayman Islands)	2,500,841	2,444,572
Holmes Financing PLC
FRB Ser. 4, Class 3C, 5.45s, 2040 (United Kingdom)	870,000	874,620
FRB Ser. 8, Class 2C, 4.87s, 2040 (United Kingdom)	746,000	748,798
Home Equity Asset Trust 144A
Ser. 04-3N, Class A, 5s, 2034	167,453	166,407
Ser. 04-4N, Class A, 5s, 2034	208,419	206,856
Ser. 04-5N, Class A, 5 1/4s, 2034	1,070,203	1,063,515
Ser. 04-7N, Class A, 4 1/2s, 2035	2,387,636	2,363,760
Ser. 05-6N, Class A, 5 1/4s, 2035	2,801,688	2,787,679
Hyundai Auto Receivables Trust Ser. 04-A, Class D, 4.1s, 2011	429,000	418,199
Lehman Manufactured Housing Ser. 98-1, Class 1, IO, 0.809s, 2028	25,279,966	506,564
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 6.58s, 2037 (Cayman Islands)	5,220,000	5,220,000
FRB Ser. 03-1A, Class EFL, 6.83s, 2036 (Cayman Islands)	2,585,000	2,763,624
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-2, Class N1, 4.94s, 2034	67,838	67,838
Ser. 04-5, Class Note, 5s, 2034	469,428	469,428
Ser. 05-1, Class N1, 4.115s, 2035	1,679,754	1,679,754
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	20,525,302	713,254
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	10,262,603	356,625
Madison Avenue Manufactured Housing Contract
Ser. 02-A IO, 0.3s, 2032	181,754,466	1,931,141
FRB Ser. 02-A, Class B1, 7.288s, 2032	4,059,503	2,029,752

Marriott Vacation Club Owner Trust 144A
Ser. 04-2A, Class C, 4.741s, 2026	147,369	142,585
Ser. 04-2A, Class D, 5.389s, 2026	160,184	155,094
Ser. 05-2, Class D, 6.205s, 2027	202,000	201,834
FRB Ser. 02-1A, Class A1, 4.7s, 2024	1,727,182	1,735,818
Master Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	4,037,654	93,371
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	10,539,084	32,935
Master Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N1, 4.946s, 2034 (Cayman Islands)	199,384	199,384
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)	400,000	400,200
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	219,807	219,785
Master Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	2,673,222	2,801,348
Ser. 05-2, Class 1A3, 7 1/2s, 2035	1,165,010	1,221,667
MBNA Credit Card Master Note Trust FRB Ser. 03-C5, Class C5, 5.15s,
2010	1,730,000	1,770,281
Merit Securities Corp. FRB Ser. 11PA, Class 3A1, 4.69s, 2027	6,328,280	6,075,148
Merrill Lynch Mortgage Investors, Inc.
Ser. 03-WM3N, Class N1, 8s, 2034	11,570	11,530
Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)	192,740	192,077
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 03-WM1N, Class N1, 7s, 2033	175,096	175,534
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	90,992	91,020
Ser. 04-HE1N, Class N1, 5s, 2006	138,990	138,512
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	392,514	390,920
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	6,667	6,673
Ser. 04-WM3N, Class N1, 4 1/2s, 2005	248,519	247,665
Ser. 05-WM1N, Class N1, 5s, 2035	1,013,423	1,013,740
Metris Master Trust FRN Ser. 04-2, Class C, 5.35s, 2010	1,050,000	1,056,891
Metris Master Trust 144A
FRB Ser. 01-2, Class C, 5.9s, 2009	1,670,000	1,673,634
FRB Ser. 04-2, Class D, 7.281s, 2010	668,000	674,680
Mid-State Trust
Ser. 10, Class B, 7.54s, 2036	847,934	739,579
Ser. 11, Class B, 8.221s, 2038	445,354	445,285
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	2,884,648	2,873,686
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3, Class A2PT, 4.328s,
2035	2,106,989	2,107,619
Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D, 3.82s, 2012	87,736	87,482
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	1,090,000	1,086,916
Ser. 04-HB2, Class E, 5s, 2012	513,000	500,088
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 6.488s, 2031	260,097	260,097
FRB Ser. 01-NC4, Class B1, 6.538s, 2032	274,184	274,551
Morgan Stanley Mortgage Loan Trust
Ser. 05-3AR, Class 2A2, 5.276s, 2035	4,546,709	4,541,735
Ser. 05-5AR, Class 2A1, 5.465s, 2035	8,465,565	8,480,778
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1, 4.28s, 2015
(Cayman Islands)	1,168,000	1,170,570
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012	365,912	358,148
Ser. 05-A, Class C, 4.84s, 2014	873,000	864,203

New Century Home Equity Loan Trust Ser. 03-5, Class AI7, 5.15s, 2033	1,734,000	1,677,645
New Century Mortgage Corp. NIM Trust 144A Ser. 03-B, Class Note, 6
1/2s, 2033	2,221	2,221
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL, 7.03s, 2038
(Cayman Islands)	624,000	638,040
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT, 9.222s, 2035	683,137	729,462
Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT, 9.365s,
2034	642,175	686,325
Novastar NIM Trust 144A Ser. 04-N2, Class Note, 4.458s, 2034	132,282	132,116

Oakwood Mortgage Investors, Inc. Ser. 02-C, Class A1, 5.41s, 2032	5,248,374	4,538,793

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030	791,100	719,763
Ocean Star PLC 144A
FRB Ser. 04, Class D, 6.08s, 2018 (Ireland)	623,000	640,911
FRB Ser. 05-A, Class D, 5.796s, 2012 (Ireland)	696,000	696,000
Option One Mortgage Securities Corp. NIM Trust 144A Ser. 04-2A, Class
N1, 4.213s, 2034 (Cayman Islands)	602,613	602,613
Origen Manufactured Housing Ser. 04-B, Class A2, 3.79s, 2017	431,000	419,417
Park Place Securities NIM Trust 144A
Ser. 04-MCWN1, Class A, 4.458s, 2034	127,117	127,015
Ser. 04-WCW2, Class D, 7.387s, 2034 (Cayman Islands)	770,000	772,926
Ser. 04-WHQ2, Class A, 4s, 2035	714,065	706,924

Park Place Securities, Inc. FRB Ser. 04-WHQ2, Class A3A, 4.388s, 2035	1,679,039	1,681,160
People's Choice Net Interest Margin Note 144A
Ser. 04-2, Class A, 5s, 2034	940,715	942,829
Ser. 04-2, Class B, 5s, 2034	313,000	283,578
Permanent Financing PLC
FRB Ser. 1, Class 3C, 5.034s, 2042 (United Kingdom)	870,000	871,841
FRB Ser. 3, Class 3C, 4.984s, 2042 (United Kingdom)	1,300,000	1,320,907
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 4.87s, 2011 (United Kingdom)	657,000	664,647
FRB Ser. 04-2A, Class C, 4 3/4s, 2011 (United Kingdom)	912,000	918,996
Providian Gateway Master Trust 144A
Ser. 04-DA, Class D, 4.4s, 2011	944,000	917,450
Ser. 04-FA, Class E, 5s, 2011	500,000	500,000
FRB Ser. 04-AA, Class D, 5.82s, 2011	1,204,000	1,224,889
FRB Ser. 04-BA, Class D, 5.37s, 2010	1,900,000	1,909,939
FRB Ser. 04-EA, Class D, 4.9s, 2011	701,000	706,915
Renaissance Home Equity Loan Trust
Ser. 03-2, Class A, IO, 3s, 2005	1,131,549	2,733
Ser. 03-4, Class S, IO, 3s, 2006	1,230,354	6,969
Renaissance NIM Trust 144A
Ser. 04-A, Class Note, 4.45s, 2034	122,019	121,873
Ser. 05-1, Class N, 4.7s, 2035	569,857	569,857
Residential Accredit Loans, Inc.
Ser. 04-QA5, Class A2, 4.984s, 2034	784,359	784,061
Ser. 04-QA6, Class NB1, 4.967s, 2034	4,448,813	4,443,498
Residential Asset Mortgage Products, Inc. Ser. 04-RZ2, Class A, IO, 3
1/2s, 2006	3,788,889	60,332

Residential Asset Securities Corp. Ser. 03-KS4, Class AI, IO, 3 1/2s, 2005	405,000	81
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034	818,134	814,938
Ser. 04-NT, Class Note, 5s, 2034	693,611	687,542
Ser. 04-NT12, Class Note, 4.7s, 2035	363,685	363,685
Residential Asset Securities Corp. NIM Trust 144A Ser. 05-NTR1, Class
Note, 4 1/4s, 2035	457,251	456,322
Residential Funding Mortgage Securities II
Ser. 03-HS2, Class AI, IO, 5 1/2s, 2005	1,790,161	8,144
Ser. 03-HS3, Class AI, IO, 5s, 2006	2,035,814	29,662
SAIL Net Interest Margin Notes 144A
Ser. 03-12A, Class A, 7.35s, 2033 (Cayman Islands)	26,042	26,042
Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)	8,704	8,704
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	31,106	28,385
Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)	22,261	19,500
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	22,143	17,936
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	15,734	15,640
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	30,673	26,176
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	55,400	36,010
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	108,872	62,928
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	142,395	78,317
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	1,214,515	1,211,859

Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	1,632,943	1,622,329
Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)	546,217	518,906
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)	618,899	618,899
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	350,000	308,000
Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)	145,854	145,854
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)	325,730	325,730
Ser. 04-7A, Class B, 6 3/4s, 2034 (Cayman Islands)	123,880	104,059
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)	364,595	364,595
Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)	502,402	490,947
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)	1,049,386	1,047,237
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	236,660	236,660
Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)	83,834	83,834
Ser. 05-1A, Class A, 4 1/4s, 2035	1,603,197	1,593,065
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	1,864,172	1,857,270
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035	1,895,733	1,888,150
Ser. 05-WF1A, Class A, 4 3/4s, 2035	1,562,610	1,556,360
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-0P1N, Class NA, 4.45s, 2033	87,397	87,397
Ser. 03-HE1N, Class N, 6.9s, 2033	30,906	30,984
Ser. 04-4N, Class Note, 6.65s, 2034	139,627	139,627
Ser. 04-HE1N, Class Note, 4.94s, 2034	187,709	187,709
Ser. 04-HE2N, Class NA, 5.43s, 2034	126,147	125,832
Ser. 04-HE4N, Class NA, 3 3/4s, 2034	1,719,409	1,710,813
Ser. 04-HS1N, Class Note, 5.92s, 2034	88,988	88,988
Ser. 04-RM2N, Class NA, 4s, 2035	747,195	744,393
South Coast Funding 144A FRB Ser. 3A, Class A2, 4.96s, 2038 (Cayman
Islands)	470,000	470,188
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-10, Class 1A1, 4.916s, 2034	1,653,287	1,650,506
Ser. 04-12, Class 1A2, 4.992s, 2034	2,334,440	2,339,182
Ser. 04-14, Class 1A, 5.1s, 2034	2,037,014	2,035,805
Ser. 04-16, Class 1A2, 5.004s, 2034	3,195,145	3,197,641
Ser. 04-18, Class 1A1, 5.036s, 2034	2,109,709	2,106,028
Ser. 04-20, Class 1A2, 5.077s, 2035	5,690,309	5,694,754
Ser. 04-6, Class 1A, 4.371s, 2034	6,961,071	6,924,094
Ser. 04-8, Class 1A3, 4.697s, 2034	69,646	69,337
Ser. 05-1, Class 1A1, 5.143s, 2035	9,244,645	9,235,580
Ser. 05-9, Class AX, IO, 0.936s, 2035	51,635,151	1,538,728
Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class
A, 4.388s, 2034	1,783,049	1,783,228
Structured Asset Investment Loan Trust Ser. 03-BC1A, Class A, 7 3/4s,
2033 (Cayman Islands)	5,874	5,874
Structured Asset Receivables Trust 144A FRB Ser. 05-1, 4.334s, 2015	5,340,983	5,264,206
Structured Asset Securities Corp.
Ser. 03-26A, Class 2A, 4.539s, 2033	1,890,670	1,894,127
Ser. 03-40A, Class 1A, 4.886s, 2034	1,199,822	1,203,928
Ser. 04-8, Class 1A1, 4.697s, 2034	1,342,272	1,337,427
Ser. 98-RF3, Class A, IO, 6.1s, 2028	4,837,825	592,634
IFB Ser. 05-10, Class 3A3, 9.268s, 2034	3,459,826	3,303,873
IFB Ser. 05-6, Class 5A8, 5.825s, 2035	4,585,921	4,095,377
Structured Asset Securities Corp. 144A
FRB Ser. 03-NP2, Class A2, 4.588s, 2032	714,717	714,717
FRN Ser. 03-NP3, Class A1, 4.538s, 2033	149,905	149,920
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B, 4.458s, 2035	2,513,882	2,517,836
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman
Islands)	1,698,000	1,604,459
Wells Fargo Home Equity Trust 144A
Ser. 04-1N, Class A, 5s, 2034	312,192	312,192
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	807,325	806,309
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	862,000	836,140
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	44,983,000	794,231
Ser. 05-AR12, Class 2A5, 4.321s, 2035	21,411,000	20,722,838

Ser. 05-AR9, Class 1A2, 4.353s, 2035	2,756,816	2,701,695
WFS Financial Owner Trust
Ser. 04-1, Class D, 3.17s, 2011	313,397	308,647
Ser. 04-3, Class D, 4.07s, 2012	724,006	713,762
Ser. 04-4, Class D, 3.58s, 2012	315,344	309,937
Ser. 05-1, Class D, 4 1/4s, 2012	768,683	756,607
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A, Class B3,
4.965s, 2044 (United Kingdom)	1,687,000	1,744,325
Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010	233,108	230,941
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010	690,218	689,614
Ser. 04-1, Class D, 5.6s, 2011	1,153,084	1,144,796

Total asset-backed securities (cost $449,238,139)		$436,965,283

CORPORATE BONDS AND NOTES (5.3%)(a)

	Principal amount	Value

Basic Materials (0.2%)

Alcan, Inc. notes 5s, 2015 (Canada)	$540,000	$517,753
Dow Chemical Co. (The) debs. 8.55s, 2009	1,315,000	1,480,403
Dow Chemical Co. (The) notes 6s, 2012	115,000	120,294
Dow Chemical Co. (The) Pass Through Trust 144A company guaranty
4.027s, 2009	1,510,000	1,441,994
Georgia-Pacific Corp. notes 8 1/8s, 2011	635,000	688,975
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013	1,235,000	1,224,286
International Paper Co. notes 6 3/4s, 2011	705,000	741,434
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	470,000	463,154
Newmont Mining Corp. notes 5 7/8s, 2035	675,000	648,385
Potash Corp. of Saskatchewan notes 7 3/4s, 2011 (Canada)	510,000	572,029
Praxair, Inc. notes 6 3/8s, 2012	465,000	498,381
Teck Cominco Ltd. notes 6 1/8s, 2035 (Canada)	650,000	610,121
Teck Cominco Ltd. notes 5 3/8s, 2015 (Canada)	120,000	116,638
Weyerhaeuser Co. debs. 7.95s, 2025	975,000	1,108,319
Weyerhaeuser Co. debs. 7 3/8s, 2032	880,000	947,940
Weyerhaeuser Co. notes 6 3/4s, 2012	380,000	402,381

		11,582,487

Capital Goods (0.2%)

Boeing Capital Corp. sr. notes 6.1s, 2011	145,000	152,277
Boeing Co. (The) debs. 6 7/8s, 2043	685,000	792,975
Bunge Ltd. Finance Corp. notes 5.35s, 2014	925,000	910,013
L-3 Communications Corp. 144A sr. sub. notes 6 3/8s, 2015	595,000	587,563
Lockheed Martin Corp. bonds 8 1/2s, 2029 (S)	1,270,000	1,709,823
Raytheon Co. debs. 7s, 2028	625,000	716,172
Raytheon Co. debs. 6 3/4s, 2018	185,000	204,509
Raytheon Co. debs. 6s, 2010	581,000	599,900
Raytheon Co. notes 8.3s, 2010	1,145,000	1,284,933
Raytheon Co. notes 4.85s, 2011	830,000	818,131
Sealed Air Corp. 144A notes 5 5/8s, 2013	800,000	781,243

		8,557,539

Communication Services (0.5%)

Ameritech Capital Funding company guaranty 6 1/4s, 2009	200,000	206,352
AT&T Corp. sr. notes 9 3/4s, 2031	670,000	815,725
AT&T Wireless Services, Inc. notes 8 1/8s, 2012	45,000	51,751
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	2,010,000	2,621,143
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	1,385,000	1,550,755

Bellsouth Capital Funding notes 7 3/4s, 2010	305,000	334,768
Citizens Communications Co. sr. notes 6 1/4s, 2013	685,000	649,038
Deutsche Telekom International Finance BV company guaranty 8 3/4s,
2030 (Germany)	560,000	694,390
Deutsche Telekom International Finance BV notes 5 1/4s, 2013
(Germany)	1,540,000	1,522,670
France Telecom notes 8 1/2s, 2031 (France)	180,000	235,193
France Telecom notes 7 3/4s, 2011 (France)	1,430,000	1,592,794
SBC Communications, Inc. notes 5 7/8s, 2012	440,000	449,624
Sprint Capital Corp. company guaranty 7 5/8s, 2011	1,045,000	1,149,943
Sprint Capital Corp. company guaranty 6.9s, 2019	1,315,000	1,427,355
Sprint Capital Corp. company guaranty 6 7/8s, 2028	3,230,000	3,443,836
Telecom Italia Capital company guaranty 4s, 2010 (Luxembourg)	1,270,000	1,210,932
Telecom Italia Capital notes 5 1/4s, 2015 (Luxembourg)	965,000	929,221

Telecom Italia Capital SA company guaranty 6 3/8s, 2033 (Luxembourg)	290,000	288,117

Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Luxembourg)	1,335,000	1,305,156
Telefonica Europe BV company guaranty 8 1/4s, 2030 (Netherlands)	595,000	744,559
Verizon Global Funding Corp. notes 7 3/4s, 2030 (S)	235,000	272,543
Verizon New England, Inc. sr. notes 6 1/2s, 2011	1,815,000	1,873,712
Verizon New Jersey, Inc. debs. 8s, 2022	770,000	864,672
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	960,000	895,119

		25,129,368

Conglomerates (0.1%)

Tyco International Group SA company guaranty 7s, 2028 (Luxembourg)	785,000	880,352
Tyco International Group SA company guaranty 6 3/4s, 2011
(Luxembourg)	1,185,000	1,260,258

		2,140,610

Consumer Cyclicals (0.5%)

Cendant Corp. notes 6 1/4s, 2010	2,225,000	2,280,156
Cendant Corp. sr. notes 7 3/8s, 2013	1,015,000	1,110,203
D.R. Horton, Inc. company guaranty 8s, 2009	545,000	579,774
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	840,000	811,713
DaimlerChrysler NA Holding Corp. company guaranty 7.2s, 2009	3,720,000	3,926,043
DaimlerChrysler NA Holding Corp. company guaranty 6 1/2s, 2013	1,130,000	1,177,449
Ford Motor Credit Corp. FRN 7.065s, 2007	950,000	944,056
Ford Motor Credit Corp. notes 7 7/8s, 2010	260,000	250,270
Ford Motor Credit Corp. notes 7 3/4s, 2007	190,000	190,702
Ford Motor Credit Corp. notes 7 3/8s, 2009	4,490,000	4,284,246
General Motors Acceptance Corp. FRN 5.1s, 2007	1,870,000	1,827,704
General Motors Acceptance Corp. FRN Ser. MTN, 5.05s, 2007	1,170,000	1,153,719
General Motors Acceptance Corp. FRN Ser. MTN, 4.67s, 2007	1,815,000	1,784,864
GTECH Holdings Corp. notes 4 3/4s, 2010	640,000	574,412
Harrah's Operating Co., Inc. 144A bonds 5 3/4s, 2017	770,000	728,663
Hilton Hotels Corp. notes 8 1/4s, 2011	1,355,000	1,458,616
JC Penney Co., Inc. debs. 7 1/8s, 2023	805,000	848,714
May Department Stores Co. (The) notes 5 3/4s, 2014	360,000	359,721
Park Place Entertainment Corp. sr. notes 7s, 2013	1,135,000	1,206,659

		25,497,684

Consumer Staples (0.6%)

Archer Daniels Midland Co. notes 5 3/8s, 2035	1,305,000	1,223,135
Chancellor Media Corp. company guaranty 8s, 2008	1,355,000	1,443,549
Comcast Corp. company guaranty 4.95s, 2016	815,000	756,995

Cox Communications, Inc. notes 7 3/4s, 2010	730,000	793,261
Cox Communications, Inc. notes 6 3/4s, 2011	745,000	781,901
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	1,045,000	1,137,999
CVS Corp. 144A pass-through certificates 6.117s, 2013	1,672,959	1,728,468
Delhaize America, Inc. company guaranty 8 1/8s, 2011	1,585,000	1,692,720
Diageo PLC company guaranty 8s, 2022	760,000	941,948
Jones Intercable, Inc. sr. notes 7 5/8s, 2008	3,585,000	3,784,201
Kraft Foods, Inc. notes 6 1/4s, 2012	2,270,000	2,386,081
Kroger Co. company guaranty 6 3/4s, 2012	275,000	288,223
Miller Brewing Co. 144A notes 5 1/2s, 2013	1,380,000	1,377,905
News America Holdings, Inc. debs. 7 3/4s, 2045	1,065,000	1,201,873
Supervalu, Inc. notes 7 7/8s, 2009	755,000	811,660
TCI Communications, Inc. debs. 8 3/4s, 2015	1,115,000	1,345,491
TCI Communications, Inc. debs. 7 7/8s, 2013	1,175,000	1,324,049
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	795,000	934,449
Time Warner, Inc. company guaranty 6.95s, 2028	300,000	314,441
Time Warner, Inc. debs. 9.15s, 2023	545,000	687,074
Time Warner, Inc. debs. 9 1/8s, 2013	3,950,000	4,716,340

		29,671,763

Energy (0.1%)

Amerada Hess Corp. bonds 7 7/8s, 2029	745,000	885,794
Buckeye Partners LP notes 5.3s, 2014	570,000	558,857
Enbridge Energy Partners LP sr. notes 5.35s, 2014	555,000	542,879
Forest Oil Corp. sr. notes 8s, 2011	610,000	666,425
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	1,070,000	1,067,317
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	325,000	346,125
Sunoco, Inc. notes 4 7/8s, 2014	590,000	569,037
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032 (S)	745,000	878,847

		5,515,281

Financial (2.2%)

Allfirst Financial Inc. sub. notes 7.2s, 2007	1,055,000	1,091,067
Associates First Capital Corp. debs. 6.95s, 2018	3,165,000	3,615,680
AXA Financial, Inc. sr. notes 7 3/4s, 2010	1,250,000	1,382,626
Bank of America Corp. notes 4 3/4s, 2015 (S)	375,000	359,773
Bank of America Corp. sub. notes 7.4s, 2011	705,000	778,263
Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s, 2013	405,000	389,928
Bank One Corp. sub. notes 5 1/4s, 2013	100,000	99,279
Bank United Corp. notes Ser. A, 8s, 2009	4,000,000	4,364,664
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	1,110,000	1,060,050
Block Financial Corp. notes 5 1/8s, 2014	760,000	725,988
Bosphorus Financial Services, Ltd. 144A sec. FRN 6.14s, 2012 (Cayman
Islands)	2,989,000	2,943,860
Capital One Bank notes 6 1/2s, 2013	655,000	686,216
CenterPoint Properties Trust notes Ser. MTN, 4 3/4s, 2010 (R)	650,000	629,387
CIT Group, Inc. sr. notes 7 3/4s, 2012 (S)	1,015,000	1,146,732
CIT Group, Inc. sr. notes 5s, 2015	835,000	803,039
CIT Group, Inc. sr. notes 5s, 2014	2,575,000	2,502,164
Citigroup, Inc. sub. notes 5s, 2014	3,382,000	3,311,955
Colonial Properties Trust notes 6 1/4s, 2014 (R)	660,000	672,603
Countrywide Capital III company guaranty Ser. B, 8.05s, 2027	1,035,000	1,221,422
Credit Suisse First Boston USA, Inc. notes 4 7/8s, 2015	780,000	748,123
Developers Diversified Realty Corp. unsecd. notes 5 3/8s, 2012 ®	385,000	377,490
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	1,835,000	1,736,040
ERP Operating LP notes 6.584s, 2015	600,000	645,147
Executive Risk Capital Trust company guaranty Ser. B, 8.675s, 2027	1,545,000	1,667,585
Fleet Capital Trust V bank guaranty FRN 4.886s, 2028	935,000	935,813
Franchise Finance Corp. of America sr. notes 8 3/4s, 2010 (R)	1,850,000	2,146,601
Fund American Cos. Inc. notes 5 7/8s, 2013	1,370,000	1,356,214

Goldman Sachs Group, Inc. (The) notes 5 1/8s, 2015	1,645,000	1,604,416
Goldman Sachs Group, Inc. (The) notes 4 3/4s, 2013	1,570,000	1,506,969
Greenpoint Capital Trust I company guaranty 9.1s, 2027	600,000	653,606
Hartford Financial Services Group, Inc. (The) sr. notes 7.9s, 2010	890,000	988,856

Heritage Property Investment Trust company guaranty 5 1/8s, 2014 (R)	795,000	758,457
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	1,690,000	1,785,475
Household Finance Corp. notes 8s, 2010	740,000	826,115
Household Finance Corp. notes 7s, 2012	1,310,000	1,430,033
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	530,000	530,196
HRPT Properties Trust notes 6 1/4s, 2016 (R)	525,000	540,070
HSBC Capital Funding LP 144A bank guaranty FRB 9.547s, 2049
(Jersey)	2,300,000	2,696,504

HSBC Capital Funding LP 144A bank guaranty FRB 4.61s, 2013 (Jersey)	2,505,000	2,335,955
HSBC Finance Corp. notes 5 1/4s, 2015	2,050,000	2,025,517
International Lease Finance Corp. FRN Ser. MTNP, 4.55s, 2010	2,080,000	2,087,788
International Lease Finance Corp. notes 4 3/4s, 2012	2,630,000	2,537,813
International Lease Finance Corp. unsecd. notes 4 7/8s, 2010	1,035,000	1,018,441
iStar Financial, Inc. sr. notes 8 3/4s, 2008 (R)	200,000	217,279
iStar Financial, Inc. sr. notes 6s, 2010 (R)	1,180,000	1,192,543
John Hancock Global Funding II 144A notes 7.9s, 2010	765,000	859,343
JPMorgan Chase & Co. sub. notes 5 1/8s, 2014	3,050,000	2,985,014
JPMorgan Chase Capital XV notes 5 7/8s, 2035 (S)	3,380,000	3,203,672
Kimco Realty Corp. notes Ser. MTNC, 5.19s, 2013 (R)	520,000	513,428
Lehman Brothers E-Capital Trust I 144A FRN 4.59s, 2065	1,035,000	1,037,362
Lehman Brothers Holdings, Inc. notes 6 5/8s, 2012	65,000	69,834
Lehman Brothers Holdings, Inc. notes Ser. G, 4.8s, 2014	1,060,000	1,025,387
Liberty Mutual Insurance 144A notes 7.697s, 2097	2,095,000	2,118,791
Loews Corp. notes 5 1/4s, 2016	510,000	493,734
MetLife, Inc. notes 5.7s, 2035	725,000	699,990
MetLife, Inc. notes 5s, 2015	1,420,000	1,379,824
Morgan Stanley Dean Witter & Co. sr. notes 6 3/4s, 2011	820,000	879,238
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	465,000	468,704
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	375,000	459,080
NB Capital Trust IV company guaranty 8 1/4s, 2027	5,540,000	5,961,134
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	505,000	490,376
Nuveen Investments, Inc. sr. notes 5s, 2010	505,000	494,730
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	710,000	778,909
PNC Bank NA notes 4 7/8s, 2017	1,030,000	976,902
Principal Life Global Funding I 144A sec. notes 5 1/4s, 2013	1,515,000	1,523,142
Protective Life Corp. notes 4.3s, 2013	865,000	815,248
Prudential Holdings LLC 144A bonds 8.695s, 2023	1,260,000	1,578,478
Prudential Insurance Co. 144A notes 8.3s, 2025	870,000	1,102,032
Rabobank Capital Funding Trust 144A sub. notes FRN 5.254s, 2049	1,090,000	1,051,671
Rouse Co. (The) notes 7.2s, 2012 (R)	1,065,000	1,109,459
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s, 2049 (United
Kingdom)	1,900,000	2,183,558

Royal Bank of Scotland Group PLC FRB 7.648s, 2049 (United Kingdom)	400,000	469,828
Simon Property Group LP notes 5 5/8s, 2014 (R)	675,000	677,246
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	730,000	717,105
State Street Capital Trust II notes FRN 4.29s, 2008	935,000	935,449
Sun Life Canada Capital Trust 144A company guaranty 8.526s, 2049	2,115,000	2,289,881
Suncorp-Metway, Ltd. 144A notes FRN 3 1/2s, 2013 (Australia)	1,270,000	1,226,364
Transamerica Capital III company guaranty 7 5/8s, 2037	1,095,000	1,251,057
UBS AG/Jersey Branch FRN 4.065s, 2008 (Jersey)	3,020,000	3,125,700
UBS Preferred Funding Trust I company guaranty 8.622s, 2049	1,345,000	1,539,192
Wachovia Bank NA sub. notes 4 7/8s, 2015	1,465,000	1,419,576
Wachovia Corp. sub. notes 5 1/4s, 2014	90,000	89,743

Westpac Capital Trust III 144A sub. notes FRN 5.819s, 2049 (Australia)	1,010,000	1,025,847
Zurich Capital Trust I 144A company guaranty 8.376s, 2037	1,110,000	1,200,600

		112,360,370

Health Care (0.1%)

Bayer Corp. 144A FRB 6.2s, 2008	845,000	865,263
Hospira, Inc. notes 5.9s, 2014	430,000	439,576
WellPoint, Inc. notes 5s, 2014	515,000	501,374
WellPoint, Inc. notes 4 1/4s, 2009	515,000	499,461
Wyeth notes 5 1/2s, 2014	2,475,000	2,492,704

		4,798,378

Technology (0.1%)

Avnet, Inc. notes 6s, 2015	765,000	736,886
Computer Associates International, Inc. 144A sr. notes 5 5/8s, 2014	980,000	947,200
Motorola, Inc. notes 7 5/8s, 2010	62,000	69,171
Motorola, Inc. notes 4.608s, 2007	745,000	741,289

		2,494,546

Transportation (0.1%)

Continental Airlines, Inc. pass-through certificates Ser. 98-2, 6.32s, 2008	4,215,000	4,166,946
CSX Corp. notes 6 3/4s, 2011	955,000	1,022,328
Norfolk Southern Corp. sr. notes 6 3/4s, 2011	115,000	123,405
Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	590,000	584,755

		5,897,434

Utilities & Power (0.6%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	905,000	908,225
Appalachian Power Co. sr. notes 5.8s, 2035	510,000	488,032
Atmos Energy Corp. notes 4.95s, 2014	860,000	823,435
Beaver Valley II Funding debs. 9s, 2017	935,000	1,079,579
Boardwalk Pipelines LLC notes 5 1/2s, 2017	360,000	352,215
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,060,000	1,170,645
Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D, 7.88s,
2017	550,000	657,990
Consolidated Natural Gas Co. sr. notes 5s, 2014	530,000	513,112
Consumers Energy Co. 1st mtge. 5.65s, 2020	420,000	413,514
Consumers Energy Co. 1st mtge. 5s, 2012	1,210,000	1,186,480
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	960,000	955,087
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	975,000	959,165
Duke Energy Field Services, LLC 144A notes 5 3/8s, 2015	260,000	254,432
Entergy Gulf States, Inc. 1st mtge. 3.6s, 2008	565,000	542,005
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	55,000	57,855
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	515,000	538,497
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	440,000	457,600
Kansas Gas & Electric 144A bonds 5.647s, 2021	320,000	307,504
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	780,000	825,518
MidAmerican Energy Holdings Co. sr. notes 5 7/8s, 2012	1,320,000	1,352,712
Monongahela Power Co. 1st mtge. 5s, 2006	2,185,000	2,185,170
National Fuel Gas Co. notes 5 1/4s, 2013	545,000	538,877
Nevada Power Co. 2nd mtge. 9s, 2013	463,000	510,541
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s, 2015	425,000	416,865
NiSource Finance Corp. company guaranty 5.45s, 2020	1,315,000	1,257,644
NiSource Finance Corp. company guaranty 5 1/4s, 2017	140,000	133,913
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	820,000	931,787
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012	1,365,000	1,431,078
Pacific Gas & Electric Co. 1st mtge. 4.8s, 2014	550,000	530,103

PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013		1,020,000	1,035,632
Pepco Holdings, Inc. notes 5 1/2s, 2007		825,000	831,802
Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012 (S)		1,249,085	1,268,933
PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007		605,000	636,252
Public Service Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009		375,000	396,541
Public Service Co. of New Mexico sr. notes 4.4s, 2008		570,000	558,536
Public Service Electric & Gas Co. 1st mtge. 6 3/8s, 2008		915,000	942,886
Southern California Edison Co. 1st mtge. 5s, 2016		280,000	273,231
Southern California Edison Co. 1st mtge. 5s, 2014		985,000	970,037
Tampa Electric Co. notes 6 7/8s, 2012		660,000	718,903
Westar Energy, Inc. 1st mtge. 5.1s, 2020		800,000	748,121
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default)
(F)(NON)		157,726	13,154

			30,173,608

Total corporate bonds and notes (cost $264,969,281)			$263,819,068

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)

		Shares	Value

Hartford Financial Services Group, Inc. (The) $3.50 cv. pfd.		46,274	$3,331,728
Hartford Financial Services Group, Inc. (The) $3.00 cv. pfd.		71,174	5,053,354
Huntsman Corp. $2.50 cv. pfd. (S)		110,100	4,858,163
Xerox Corp. 6.25% cv. pfd.		157,000	18,133,500
XL Capital, Ltd. $1.625 cv. pfd. (Bermuda)		247,500	5,301,450

Total convertible preferred stocks (cost $32,327,128)			$36,678,195

MUNICIPAL BONDS AND NOTES (0.0%)(a)

	Rating (RAT)	Principal amount	Value

NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC
4.252s, 1/1/16	Aaa	$1,065,000	$1,002,900
4.252s, 1/1/16 (Prerefunded)	Aaa	55,000	51,464

Total municipal bonds and notes (cost $1,083,293)			$1,054,364

UNITS (0.0%)(a) (cost $643,165)

		Units	Value

Cendant Corp. unit 4.89s, 2006		10,100	$503,278

SHORT-TERM INVESTMENTS (7.0%)(a)
		Principal
		amount/shares	Value

Interest in $245,000,000 joint tri-party repurchase agreement dated October 31, 2005 with UBS		$26,000,000	$26,000,000
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to		$103,181,155	103,155,305
Putnam Prime Money Market Fund (e)		222,424,654	222,424,654

Total short-term investments (cost $351,579,959)			$351,579,959

TOTAL INVESTMENTS
Total investments (cost $4,973,027,593)(b)			$5,439,819,259

The George Putnam Fund of Boston

FUTURES CONTRACTS OUTSTANDING at 10/31/05 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
U.S. Treasury Note 5 yr (Long)	2,802	$296,705,533	Dec-05	$(2,381,519)
U.S. Treasury Note 5 yr (Short)	1,628	172,389,938	Dec-05	2,462,554
U.S. Treasury Note 10 yr (Short)	1,206	130,794,469	Dec-05	2,674,893
U.S. Treasury Bond (Long)	916	102,563,375	Dec-05	(4,016,128)
U.S Treasury Note 2 yr (Short)	466	95,624,656	Dec-05	631,601
Euro 90 day (Long)	7	1,671,600	Mar-05	(13,253)
Euro 90 day (Long)	3	714,488	Mar-05	(4,549)

Total				$(646,401)

The George Putnam Fund of Boston

TBA SALE COMMITMENTS OUTSTANDING at 10/31/05 (proceeds receivable $380,352,160) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value
FNMA, 5 1/2s, November 1, 2035	$308,300,000	11/14/05	$304,084,953
FNMA, 4 1/2s, November 1, 2020	77,100,000	11/17/05	74,552,084

Total			$378,637,037

The George Putnam Fund of Boston

WRITTEN OPTIONS OUTSTANDING at 9/30/05 (premiums received $5,942,026) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the right to pay a fixed rate of 4.55% versus the
three month LIBOR maturing on July 3, 2017	79,820,000	July-17/$4.55	$1,264,657

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the right to receive a fixed rate of 4.55% versus the
three month LIBOR maturing on July 3, 2017	76,820,000	July-17/$4.55	4,837,985

Total			$6,102,642

The George Putnam Fund of Boston - Fund	001

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)
Agreement with Bank of America, N.A. dated December 2, 2003 to receive semi-annually the notional amount multiplied by 2.444% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	$12,822,000	12/5/05	$35,118
Agreement with Bank of America, N.A. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 2.1125% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	3,280,000	12/16/05	(2,509)
Agreement with Bank of America, N.A. dated January 26, 2004 to receive semi-annually the notional amount multiplied by 5.2125% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	82,772,000	1/28/24	905,569
Agreement with JPMorgan Chase Bank, N.A. dated March 3, 2005 to receive semi-annually the notional amount multiplied by 4.798% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	126,500,000	3/7/15	(2,176,074)
Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by 3.965% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	102,075,000	12/22/09	2,532,318
Agreement with Bank of America, N.A. dated January 12, 2005 to receive semi-annually the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	87,100,000	1/14/10	(1,741,665)
Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	84,900,000	4/4/10	876,732
Agreement with Credit Suisse First Boston International dated
November 15, 2004 to pay semi-annually the notional amount
multiplied by 3.947% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR.	6,600,000	11/17/09	162,886
Agreement with Lehman Brothers Special Financing, Inc. dated
December 5, 2003 to receive semi-annually the notional amount multiplied by 2.23762% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	54,516,000	12/9/05	86,145
Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.	3,658,000	12/15/13	(44,041)
Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 2.235% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	2,559,000	12/15/05	(3,545)
Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 4.710% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	10,708,000	12/15/13	76,984
Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	10,192,000	12/16/13	166,247
Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 2.009% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	28,154,000	1/23/06	18,473
Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 2.008% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	28,154,000	1/23/06	18,472
Agreement with Bank of America, N.A. dated May 18, 2005 to pay semi-annually the notional amount multiplied by 3.95% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	248,000,000	5/21/07	480,280
Agreement with Bank of America, N.A. dated June 15, 2005 to pay semi-annually the notional amount multiplied by 4.555% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	20,610,000	6/17/15	531,762
Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.466% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	7,440,000	6/23/15	248,592
Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.45% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	3,070,000	6/23/15	106,478
Agreement with Bank of America, N.A. dated June 22, 2005 to pay semi-annually the notional amount multiplied by 4.39% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	3,720,000	6/24/15	145,832
Agreement with Bank of America, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.943% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	53,000,000	10/21/15	516,213
Agreement with Lehman Brothers Special Financing, Inc. dated June
14, 2005 to pay semi-annually the notional amount multiplied by
4.0525% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	30,200,000	6/16/07	(26,510)
Agreement with Lehman Brothers Special Financing, Inc. dated June
14, 2005 to pay semi-annually the notional amount multiplied by
4.5475% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	8,300,000	6/16/15	(214,927)
Agreement with Lehman Brothers Special Financing, Inc. dated July
13, 2005 to pay semi-annually the notional amount multiplied by 4.38%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR-BBA.	63,000,000	7/15/10	699,849
Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	25,631,800	7/9/06	(116,077)

Agreement with JPMorgan Chase Bank, N.A. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.538% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	17,930,000	6/16/15	488,614
Agreement with JPMorgan Chase Bank, N.A. dated June 22, 2005 to receive semi-annually the notional amount multiplied by 4.387% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	4,470,000	6/24/15	174,059
Agreement with JPMorgan Chase Bank, N.A. dated June 27, 2005 to receive semi-annually the notional amount multiplied by 4.296% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	63,370,000	6/29/15	(2,967,691)
Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	10,430,000	8/2/15	(302,335)
Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	9,307,000	1/23/14	277,517
Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	9,307,000	1/23/14	271,041
Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 1.999% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	28,852,000	1/26/06	21,399
Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 2.007% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	15,124,000	1/26/06	10,694
Agreement with JPMorgan Chase Bank, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.916% and receive quarterly the notional amount multiplied by the three month
LIBOR.	47,810,000	10/21/15	558,583
Agreement with Bank of America, N.A. dated August 30, 2005 to pay semi-annually the notional amount multiplied by 4.53125% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	700,000	9/1/15	(28,223)

Total			$1,786,260

The George Putnam Fund of Boston - Fund	001

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Citibank, N.A. dated July 7, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index adjusted by a modified duration factor and an accrual of 50 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index adjusted by a modified
duration factor.	$23,000,000	1/1/06	$24,676

Agreement with Lehman Brothers Finance, S.A. dated August 31,
2005 to receive/(pay) semi-annually the notional amount multiplied by the return of the Lehman Brothers US ABS Floating Rate Index HEL
Aggregate Component and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA adjusted by a specified
spread.	147,000,000	2/21/06	(76,932)

Agreement with Citigroup Financial Products, Inc. dated April 22, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 40 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	24,423,000	11/1/05	77,266

Agreement with Citigroup Financial Products, Inc. dated May 5, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	23,765,000	11/1/05	57,965

Agreement with Deutsche Bank AG dated August 3, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 15 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	23,000,000	1/1/06	42,182

Agreement with Deutsche Bank AG dated May 3, 2005 to pay at
maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor.	12,211,500	11/1/05	(29,454)

Agreement with Goldman Sachs Capital Markets, L.P. dated
September 8, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 30 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA
8.5+ Commercial Mortgage Backed Securities Index and pay at
maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor.	118,976,000	4/1/06	202,973

Agreement with Deutsche Bank AG dated September 8, 2005 to
receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 25 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	13,837,000	3/1/06	15,331

Agreement with Goldman Sachs Capital Markets, L.P. dated July 7,
2005 to pay monthly the notional amount multiplied by the spread depreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and receive monthly the notional amount multiplied by the appreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage Backed
Securities Index plus 27.2 basis points.	23,078,000	12/1/05	35,309

Agreement with Citibank, NA. dated September 8, 2005 to
receive at maturity the notional amount multiplied by the
nominal spread appreciation of the Lehman Brothers AAA
8.5+ Commercial Mortgage Backed Securities Index adjusted
by a modified duration factor and an accrual of 27 basis
points plus the beginning of the period nominal spread of the
Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount
multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities
Index adjusted by a modified duration factor.	48,744,000	4/2/05	54,721

Agreement with Goldman Sachs Capital Markets, L.P. dated August 3,
2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 20 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.	23,078,000	12/1/05	(39,694)

			$364,343

The George Putnam Fund of Boston - Fund 001

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive quarterly 70.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 10-15% tranche.	$3,363,000	$11,025
Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	3,363,000	4,370

Agreement with Morgan Stanley Capital Services, Inc. on September 13, 2005, maturing on June
20, 2012, to receive quarterly 275 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	2,517,000	(90,276)
Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	6,767,000	10,435

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive quarterly 48 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 7-10% tranche.	6,767,000	(13,919)

Agreement with Morgan Stanley Capital Services, Inc. on September 29, 2005, maturing on June
20, 2012, to receive quarterly 318 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7% tranche.	2,396,000	(31,931)

Agreement with Goldman Sachs Capital Markets, L.P. on October 21, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the CDX IG Series 4 Index.	4,913,000	3,107
Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005, maturing on
December 20, 2010, to receive quarterly 127 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX Series 5 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX Series 5 Index
25-35% tranche.	3,826,000	6,160
Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 395 basis points times the notional amount. Upon a credit default event of a reference entity within the CDX HY
Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
HY Series 5 Index.	1,913,000	(19,349)
Agreement with Bank of America, N.A. on September 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount.
Upon a credit default event of a reference entity within the DJ CDX IG HVOL Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ CDX IG HVOL Series 4
Index.	5,034,000	18,374
Agreement with Bank of America, N.A. on July 26, 2005, maturing on September 20, 2012, to receive quarterly 64 basis points times the notional amount. Upon a credit default event of Waste
Management, 7.375%, 8/1/2010, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Waste Management,
7.375%, 8/1/2010.	1,140,000	7,382

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX 4 Index.	3,384,000	8,266

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive quarterly 59 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX 4 Index,10-15% tranche.	3,384,000	(26,192)
Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 70 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
Index.	3,383,000	2,015

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive quarterly 57.5 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ IG CDX 5 Index 10-15% tranche.	3,383,000	(7,382)

Agreement with Lehman Brothers Special Financing, Inc. on September 29, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG HVOL
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
CDX IG HVOL Series 4 Index.	7,187,000	2,009
Agreement with Lehman Brothers Special Financing, Inc. on October 5, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 45 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG
Series 5 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ CDX IG
Series 5 Index.	12,095,000	6,022
Agreement with Deutsche Bank AG on July 22, 2005, maturing on September 20, 2010, to receive quarterly 41 basis points times the notional amount. Upon a credit default event of France
Telecomm, 7.25%, 1/28/2013, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of France Telecomm,
7.25%, 1/28/2013.	1,905,000	(48)
Agreement with Goldman Sachs Capital Markets, L.P. on August 04, 2005, maturing on
September 20, 2010, to receive quarterly 49 basis points times the notional amount. Upon a credit default event of Goodyear 7 5/8s, 12/15/12, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of
Goodyear 7 5/8s, 12/15/12.	930,000	(1,357)
Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	8,582,000	218,831

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index.	6,695,000	1,081

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive quarterly 62 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX Series 4 Index, 7-10% tranche.	6,695,000	36,864
Agreement with Bank of America, N.A. on November 24, 2004, maturing on April 15, 2010, to receive a premium equal to 2.583% times the notional amount. Upon a credit default event of any
News Corp. senior note or bond, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the defaulted News Corp.
senior note or bond.	580,000	2,088

Total		$147,575

NOTES

(a)	Percentages indicated are based on net assets of $5,023,475,026.

(RAT)	The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at October 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b)	The aggregate identified cost on a tax basis is $5,028,735,898, resulting in gross unrealized appreciation and depreciation of $568,529,182 and $157,445,821, respectively, or net unrealized appreciation of $411,083,361.

(NON)	Non-income-producing security.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2005.

At October 31, 2005, liquid assets totaling $499,039,580 have been designated as collateral for open forward commitments, open swap contracts, forward contracts, written options and future contracts.

(F)	Security is valued at fair value following procedures approved by the Trustees.

(R)	Real Estate Investment Trust.

(S)	Securities on loan, in part or in entirety, at October 31, 2005.

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower
(d)	default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31,2005, the value of securities loaned amounted to $99,118,569.
The fund received cash collateral of $103,155,305 which is pooled with collateral of other Putnam funds into 16 issues of high-grade, short-term investments.

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in
Putnam Prime Money Market Fund, an open-end management investment company managed by
Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-
owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal
(e)	to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $29,083 for the period ended October 31, 2005. During the period ended October 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated
$540,896,196 and $504,068,537, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on VRDN, Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at October 31, 2005.

AMBAC represents AMBAC Indemnity Corporation.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At October 31, 2005, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: December 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: December 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: December 29, 2005